Oppenheimer
Cash Reserves

Prospectus dated September 24, 2003

Oppenheimer Cash Reserves is a money market mutual fund. Its goal is to seek the maximum current income that is consistent with stability of principal.  The Fund invests in short-term, high-quality "money market" instruments.

This Prospectus contains important  information about the Fund's objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all  mutual  funds,  the  Securities  and  Exchange
Commission  has not  approved  or  disapproved  the  Fund's
securities  nor has it determined  that this  Prospectus is
accurate  or  complete.   It  is  a  criminal   offense  to
represent otherwise.

                                                     (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares

                  By Wire
                  By Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks the  maximum  current income that is consistent with stability of principal.

WHAT DOES THE FUND  INVEST  IN? The Fund  invests  in a variety of  high-quality money market  instruments to seek current income.  The money market  instruments that the Fund invests in include,  for  example,  bank  obligations,  repurchase agreements,  commercial  paper,  other corporate debt obligations and government debt obligations.

"High-quality"  instruments  generally  must be rated in one of the two  highest credit-quality  categories  for short-term  securities by  nationally-recognized rating  organizations.  If  unrated,  they  must  be  determined  by the  Fund's investment  Manager,  OppenheimerFunds,  Inc.,  to be of  comparable  quality to securities rated in the two highest categories.

What are Money Market Instruments?  Money market instruments are short-term, U.S dollar-denominated debt instruments issued by the U.S. government,  domestic and foreign corporations and financial institutions and other entities.

What are Money Market Instruments?  Money market instruments are short-term, U.S dollar-denominated debt instruments issued by the U.S. government,  domestic and foreign corporations and financial institutions and other entities.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for  investors  who want to earn income at current money market rates while seeking to preserve the value of their  investment.  The Fund  tries to keep its  share  prices  stable at $1.00.
Income on money market  instruments tends to be lower than income on longer-term debt  securities,  so the Fund's  yield  will  likely be lower than the yield on longer-term  fixed income funds.  The Fund also offers easy access to your money through checkwriting and wire redemption privileges. The Fund does not invest to seek capital appreciation and is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.  However, the
Fund's  investments  must meet  strict  standards  set by its Board of  Trustees following  special  rules  for money  market  funds  under  federal  law.  Those standards include requirements for maintaining high credit quality in the Fund's portfolio,  a short average portfolio  maturity to reduce the effects of changes in  prevailing  interest  rates  on the  value  of  the  Fund's  securities  and diversifying  the Fund's  investments  among  issuers to reduce the effects of a default by any one issuer on the Fund's  overall  portfolio and the value of the
Fund's shares.

Even so, there are risks that any of the Fund's  holdings  could have its credit rating  downgraded,  or the issuer could  default,  or that interest rates could rise sharply, causing the value of the Fund's investments (and its share prices)
to fall.  As a result,  there is a risk that the Fund's  shares could fall below
$1.00 per share. If there is a high redemption demand for the Fund's shares that was not anticipated,  portfolio  securities might have to be sold prior to their maturity at a loss.  Also,  there is the risk that the value of your  investment could be eroded over time by the effects of  inflation,  and that poor  security selection could cause the Fund to  underperform  other funds that have a similar objective.

An investment  in the Fund is not insured or  guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5- and 10- year  periods.  Variability  of returns is one measure of the risks of  investing  in a money  market  fund.  The Fund's  past  investment performance does not predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For  the  period  from  1/1/03  through  6/30/03,  the  cumulative  return  (not annualized)  for Class A shares  was 0.18%.  During the period  shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.40% (4th
Qtr '00) and the lowest return (not annualized) for a calendar quarter was 0.18%
(4th Qtr `02).

Average Annual Total Returns
for the periods ended                           5 Years            10 Years
December 31, 2002           1 Year          (or life of class) (or life of class,
                                                                 if less)

Class A Shares
(inception 1/3/89)         0.82%                3.70%                  3.76%

Class B Shares
(inception 8/17/93)       -4.67%                2.78%                  3.49%

Class C Shares
(inception 12/01/93)      -0.70%                3.13%                  3.34%

Class N Shares
(inception 3/01/01)      -0.38%                1.57%                    N/A

The Fund's average annual total returns include the applicable sales charge: for
Class B, the  contingent  deferred sales charges of 5% (1-year) and 2% (5-years)
and for Class C and Class N, the contingent deferred sales charges of 1% for the
1-year period for Class C and life-of-class  period for Class N shares.  Because
Class B shares  convert  to Class A shares 72  months  after  purchase,  Class B
"life-of-class"  performance  does not include  any  contingent  deferred  sales charge and uses Class A performance for the period after conversion.  The Fund's returns  measure the  performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.

The total  returns  are not the Fund's  current  yield.  The  Fund's  yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield  information,  please call the Transfer Agent  toll-free at 1.800.CALL OPP
(225.5677).

Fees and Expenses of the Fund

The following  tables are provided to help you  understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore pay those  expenses  indirectly.  Shareholders  pay other  transaction expenses  directly,  such as sales  charges.  The numbers below are based on the
Fund's expenses during its fiscal year ended July 31, 2003.

Shareholder Fees (charges paid directly from your investment):

                                      Class A     Class B    Class C    Class N
                                      Shares      Shares     Shares     Shares

  Maximum Sales Charge on purchases    None       None       None        None
  (as % of offering price)

  Maximum Deferred Sales Charge        None 1    5% 2       1% 3        1% 4
  (as  % of  the  lower  of  the  original
  offering price or redemption proceeds)

1. A contingent  deferred sales charge may apply if you redeem Class A shares of the Fund that were purchased by exchanging Class A shares of another Oppenheimer fund that were  purchased  subject to a contingent  deferred  sales  charge,  as described in "How to Sell Shares."

2.  Applies to  redemptions  in the first year after  purchase.  The  contingent deferred sales charge  declines to 1% in the sixth year and is eliminated  after that.

3. Applies to shares redeemed within 12 months of purchase.

4.  Applies to shares  redeemed  within 18 months of a  retirement  plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                      Class A Shares     Class B Shares    Class C Shares    Class N Shares

Management Fees        0.46%             0.46%             0.46%              0.46%

Distribution and/or
Service (12b-1) Fees   0.20%             0.50%             0.50%              0.50%

Other Expenses        0.50%             0.30%             0.35%              0.28%

Total Annual
Operating Expenses   1.16%             1.26%             1.31%              1.24%

Expenses may vary in future years. If the Class B and Class C asset-based  sales charge and service fee were assessed at the maximum  permitted rates, they would increase  expenses  of those  share  classes by 0.50% of average  net assets per annum.  "Other expenses" include transfer agent fees,  custodial  expenses,  and accounting and legal expenses the Fund pays.

The "Other  Expenses"  in the table are based on, among other  things,  the fees that the Fund would have paid if (a) the  Manager  had not  undertaken  to limit management  fees of each class to 0.40% of average  daily net assets,  effective
December 6, 2002, (b) the decrease in Class B and Class C 12b-1 fees (from 0.75%
to 0.50% per  annum),  which  occurred  on January  1, 2003,  had been in effect during the Fund's entire fiscal year (actual fees for that period were 0.60% for
Class B and  0.61%  for Class C) and (c) the  transfer  agent  had not  waived a portion of its fee under a voluntary undertaking to the Fund to limit those fees for all  classes  (i) prior to April 28,  2003,  to 0.35% of  average  daily net assets,  or (ii)  effective  April 28,  2003,  to the lesser of 0.35% of average daily net assets or to an amount (but not to less than zero)  necessary to allow each  class  of the Fund to  maintain  a 7-day  yield of at least  approximately
0.10%. Each of the undertakings  shown in the preceding  sentence may be further amended or withdrawn at any time.  After the waivers in management  and transfer agent fees,  the actual  "Management  Fees," "Other  Expenses" and "Total Annual
Operating Expenses" as percentages of average daily net assets were 0.40%, 0.40%
and 1.00%  for Class A,  0.40%,  0.26% and 1.16% for Class B,  0.40%,  0.28% and
1.18% for Class C and 0.40%,  0.21% and 1.11% for Class N,  respectively.  Since the  decrease  in Class B and Class C 12b-1  fees was not in effect  during  the fund's entire fiscal year, the actual "Total Annual Operating  Expenses" (before expense waivers) was 1.37% for Class B and 1.41% for Class C.

EXAMPLES.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods.  The second  example  assumes that you keep your shares.  Both examples also assume that your  investment has a 5% return each year and that the class's operating  expenses  remain  the  same as shown in the  above  table  (including expense  waivers).  Your actual costs may be higher or lower,  because  expenses will  vary over  time.  Based on these  assumptions  your  expenses  would be as follows:

If shares are redeemed:    1 Year     3 Years      5 Years           10 Years

Class A Shares            $118          $368         $638             $1,409

Class B Shares            $628          $700         $892             $1,4701

Class C Shares            $233          $415         $718             $1,579

Class N Shares           $226          $393          $681             $1,500

If shares are
not redeemed:         1 Year        3 Years       5 Years           10 Years

Class A Shares       $118              $368         $638             $1,409

Class B Shares       $128              $400         $692             $1,4701

Class C Shares      $133              $415          $718             $1,579

Class N Shares     $126              $393              $681          $1,500

In the first example,  expenses include the applicable Class B, Class C or Class
N contingent deferred sales charges. In the second example, the Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

1. Class B expenses for years 7 through 10 are based on Class A expenses because
Class B shares automatically convert to Class A 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among  different  types of  investments  will  vary  over  time  based  upon the
Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described  below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

The Fund invests in short-term money market  instruments that must meet quality, maturity and diversification  standards  established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.
The Fund's  Manager  tries to reduce risks by  diversifying  investments  and by carefully  researching  investments  before the Fund buys them.  The rate of the
Fund's income will vary from day to day, generally reflecting changes in overall short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund  Invest  In? The Fund  invests  in a variety of money  market instruments.  They may have fixed, variable or floating interest rates. Below is a brief  description of the types of money market  instruments  the Fund invests
in.

o U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S.  Treasury and are supported by the full faith and credit of the United States.  Other U.S. government  securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit  of the U.S.  government.  Some  U.S.  government  securities  issued  by agencies or  instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury.  Others may be supported only by the credit of the instrumentality.

o Bank Obligations. The Fund can buy time deposits,  certificates of deposit and bankers'  acceptances.  These  obligations must be denominated in U.S.  dollars, even if issued by a foreign bank.

o Commercial Paper. Commercial paper is a short-term,  unsecured promissory note of a domestic  or  foreign  company or other  financial  firm.  The Fund may buy commercial  paper  only if it  matures  in nine  months or less from the date of purchase.

o Corporate Debt Obligations.  The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

o  Other  Money  Market  Obligations.  The  Fund  may  invest  in  money  market obligations  other than those  listed  above if they are  subject to  repurchase agreements or  guaranteed as to their  principal and interest by a domestic bank or a  corporation  whose  commercial  paper may be purchased by the Fund. A bank whose money market  instruments  the Fund buys must meet credit  criteria set by the Fund's Board of Trustees.

Additionally,  the Fund may buy other money market instruments that its Board of
Trustees  approves  from  time to  time.  They  must be U.S.  dollar-denominated short-term  investments  that the Manager must  determine to have minimal credit risks.

Currently,  the Board has  approved  the Fund's  purchase of  dollar-denominated obligations of foreign banks payable in the U.S. or in other approved locations, floating or variable rate demand notes,  asset-backed securities,  and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

WHAT CREDIT QUALITY,  DIVERSIFICATION AND MATURITY STANDARDS APPLY TO THE FUND'S
INVESTMENTS?  The Fund may buy only those investments that meet standards set by the Board of Trustees and standards prescribed by the Investment Company Act for money market funds. The Fund's Board has adopted  evaluation  procedures for the
Fund's  portfolio  investments,  and  the  Manager  has  the  responsibility  to implement those procedures when selecting investments for the Fund.

In  general,  the Fund  buys  only  high-quality  investments  that the  Manager believes  present  minimal  credit risk at the time of purchase.  "High-quality"
investments are:

o  rated  in  one  of  the  two  highest  short-term  rating  categories  by two nationally-recognized rating organizations, or

o rated by one rating  organization in one of its two highest rating  categories
(if only one rating organization has rated the investment), or

o unrated  investments that the Manager  determines are comparable in quality to instruments rated in the two highest rating categories.

The  procedures  also limit the amount of the Fund's assets that can be invested in the  securities  of any one  issuer  (other  than  the U.S.  government,  its agencies  and  instrumentalities),  to spread the  Fund's  investment  risks.  A security's  maturity  must not  exceed  397  days.  In  addition,  the Fund must maintain a dollar-weighted  average portfolio maturity of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES  CHANGE?  The Fund's Board of
Trustees  can change  non-fundamental  policies  without  shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy. Some investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is
not   fundamental   unless  this  Prospectus  or  the  Statement  of  Additional
Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund  can use the investment  techniques and strategies described below. The Fund might not always use all of them.  These  techniques  involve risks.  The Statement of Additional
Information  contains more information about some of these practices,  including limitations on their use that are designed to reduce some of the risks.

Floating  Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable  interest  rates.  Variable  rates are  adjustable  at stated  periodic intervals.  Floating rates are adjusted  automatically  according to a specified market rate or benchmark, such as the prime rate of a bank.

Obligations of Foreign Banks and Foreign  Branches of U.S.  Banks.  The Fund can
invest in U.S.  dollar-denominated money market securities of foreign banks that are payable in the U.S. or in other  locations  approved by the Fund's Board. It can also buy  dollar-denominated  securities of foreign  branches of U.S. banks.
These  securities have investment  risks different from  obligations of domestic branches of U.S. banks. Risks that may affect the bank's ability to pay its debt include:

o political and economic developments in the country in which the bank or branch is located,

     o  imposition  of  withholding  taxes on  interest  income  payable  on the securities,

     o seizure or nationalization of foreign deposits,

     o the establishment of exchange control regulations and

     o the  adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

     Additionally,  not all of the U.S. and state  banking laws and  regulations that apply to domestic  banks and that are  designed to protect  depositors and investors apply to foreign  branches of domestic  banks.  None of those
     U.S. and state regulations apply to foreign banks. Bank Loan  Participation
     Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an  undivided  interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total  principal  amount of the loan. In evaluating the risk of these investments, the Fund looks to the  creditworthiness  of the borrower that is obligated to make  principal and interest payments on the loan.  Asset-Backed  Securities.  The Fund can invest in  asset-backed  money  market  instruments.  These are  fractional interests in pools of consumer loans and other trade receivables, which are the  obligations  of a number of  different  parties.  The income  from the underlying pool is passed through to investors, such as the Fund.

     These  investments  might be supported by a credit  enhancement,  such as a letter of credit, a guarantee or a preference  right.  However,  the credit enhancement  typically  applies only to a fraction of the security's value.
     If the issuer of the  security  has no  security  interest  in the  related collateral,  there is the risk that the Fund could lose money if the issuer defaults.

     Repurchase Agreements.  The Fund may enter into repurchase agreements. In a repurchase  transaction,  the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully  collateralized.  However,  if the vendor  fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the collateral and may  experience  losses if there is any delay in its ability to do so. The Fund will not enter  into a  repurchase  agreement  that will cause  more  than  10%  of its  net  assets  to be  subject  to  repurchase agreements maturing in more than 7 days. There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase  agreements  of 7 days or less.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly  at an  acceptable  price.  A  restricted security is one that has a  contractual  limit on resale or which cannot be sold publicly  until it is registered  under federal  securities  laws. The
     Fund  will not  invest  more  than 10% of its net  assets  in  illiquid  or restricted  securities.  That  limit  generally  does not apply to  certain
     restricted   securities   that  are   eligible   for  resale  to  qualified
     institutional  purchasers.   The  Manager  monitors  holdings  of  illiquid
     securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day  business.  The Manager  carries out its duties,  subject to the policies  established by the Fund's Board of Trustees,  under an investment
     advisory  agreement  that  states  the  Manager's   responsibilities.   The
     agreement  sets the fees the Fund pays to the  Manager  and  describes  the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since January 1960. The Manager and its  subsidiaries  and  controlled  affiliates  managed  more than $130 billion in assets as of June 30, 2003 including  other  Oppenheimer  funds, with more than 7 million  shareholder  accounts.  The Manager is located at
     498 Seventh Avenue, New York, New York 10018.

     Portfolio  Managers.  Carol E.  Wolf  and  Barry D.  Weiss  are the  Fund's
     portfolio  managers.  They  are  Vice  Presidents  of the  Fund and are the
     persons principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has been a portfolio manager of the Fund since June 15,
     1998 and Mr. Weiss, since July 2001. Ms. Wolf is a Senior Vice President of the Manager and Mr. Weiss is a Vice  President of the Manager,  and each is an officer  and  portfolio  manager of other  Oppenheimer  funds.  Prior to joining the Manager as Senior Credit  Analyst in February,  2000, Mr. Weiss
     held the following  positions:  Associate Director,  Fitch IBCA Inc. (April
     1998 - February 2000); News Director,  Fitch Investors  Service  (September
     1996 - April 1998).

     Advisory Fees.  Under the investment  advisory  agreement,  the Fund may be required to pay the Manager an advisory fee at an annual rate that declines as the Fund's  assets  grow:  0.500% of the first  $250  million of average annual net assets, 0.475% of the next $250 million, 0.450% of the next $250 million,  0.425%  of the next $250  million,  and  0.400% of net  assets in excess of $1 billion. Effective December 6, 2002, the Manager has agreed to limit the Fund's  management  fee to 0.40% of the Fund's average net assets for each  class of  shares.  That  expense  limitation  can be  amended  or terminated at any time without  advance notice.  The Fund's  management fee for the fiscal  year ended  July 31,  2003 was 0.40% of the Fund's  average annual net assets for each class of shares; it would have been 0.46% if the full management fee had been charged.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
     Distributor,  OppenheimerFunds  Distributor,  Inc.,  may appoint  servicing agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker  or  financial  institution  that  has a sales  agreement  with  the
     Distributor. Your dealer will place your order with the Distributor on your behalf.

     o Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the  Distributor to enable them to place purchase orders for shares on a regular business day with a guarantee that the Fund's custodian bank will receive  Federal  Funds  to pay for the  shares  by 2:00  P.M.  on the next regular business day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  New
     Account Application and return it with a check payable to "OppenheimerFunds
     Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. Your
     check must be in U.S. dollars and drawn on a U.S. bank. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However,  we recommend that you discuss your investment with a financial  advisor  before you make a purchase  to be sure that the Fund is appropriate for you.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds wire.  The minimum  investment is $2,500.
     Before  sending  a  wire,  call  the   Distributor's   Wire  Department  at
     1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
     pay for shares by electronic funds transfers from your bank account. Shares are  purchased  for your  account  by a  transfer  of money  from your bank account through the Automated  Clearing House (ACH) system. You can provide those instructions  automatically,  under an Asset Builder Plan,  described below, or by telephone instructions using OppenheimerFunds  PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
     Fund  automatically  each  month  from  your  account  at a bank  or  other financial institution under an Asset Builder Plan with AccountLink. Details are in the  Asset  Builder  Application  and the  Statement  of  Additional
     Information.

     WHAT IS THE MINIMUM AMOUNT YOU Must Invest? In most cases, you can buy Fund shares  with a minimum  initial  investment  of $1,000 and make  additional investments at any time with as little as $50.  There are reduced  minimums available under the following special investment plans:

     o If you establish  one of the many types of retirement  plan accounts that
     OppenheimerFunds  offers,  more fully  described  under  "Special  Investor
     Services," you can start your account with as little as $500.

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make  subsequent  investments  (after making the initial  investment of
     $500) for as little as $50. For any type of account  established  under one of these plans prior to November 1, 2002, the minimum additional investment will remain at $25.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends from the Fund or other  Oppenheimer funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

     At What Price Are Shares  Sold?  Shares  are sold at their  offering  price which is the net asset value per share  without any  initial  sales  charge that applies.  The net asset value per share will normally  remain fixed at
     $1.00 per share. However, there is no guarantee that the Fund will maintain a stable  net asset  value of $1.00 per  share.  The  offering  price  that applies to a  purchase  order is based on the next  calculation  of the net asset  value per share  that is made  after the  Distributor  receives  the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor receives the order.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"),  on each day the Exchange is open for trading  (referred to in this  Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,
     Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

     The net asset value per share is  determined  by dividing  the value of the
     Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  Under a policy adopted by the Fund's Board of
     Trustees,  the Fund uses the amortized  cost method to value its securities to determine net asset value.

     If, after the close of the principal market on which a security held by the
     Fund is traded,  and before the time the Fund's  securities are priced that day,  an event  occurs that the  Manager  deems  likely to cause a material change in the value of such  security,  the Fund's  Board of  Trustees  has authorized the Manager,  subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

     The Offering  Price. To receive the offering price for a particular day, in most cases the Distributor or its designated  agent must receive your order by the time the  Exchange  closes  that day. If your order is received on a day when the  Exchange  is closed or after it has  closed,  the order  will receive  the next  offering  price that is  determined  after your order is received. Buying Through a Dealer. If you buy shares through a dealer, your dealer must  receive the order by the close of the Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative  arrangements with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

     WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors four different  classes of shares.  The  different  classes of shares  represent investments  in the same  portfolio  of  securities,  but the  classes  are subject to different  expenses and will likely have different share prices.
     When you buy shares,  be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

               Class A  Shares.  If you buy Class A shares  there is no  initial sales charge on your purchase.

               Class B  Shares.  If you buy  Class B  shares,  you pay no  sales charge  at the  time of  purchase,  but you  will  pay an  annual asset-based  sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your  shares,  as  described in "How Can You Buy
               Class B Shares?" below.

               Class C Shares. If you buy Class C shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual asset-based  sales charge. If you sell your shares within 12 months of buying  them,  you will  normally pay a contingent deferred  sales charge of 1.0%, as described in "How Can You
               Buy Class C Shares?" below.

               Class N Shares.  If you buy Class N shares  (available  only through certain  retirement  plans), you pay no sales charge at the  time  of  purchase,  but  you  will  pay  an  annual asset-based  sales charge. If you sell your shares within 18 months of the  retirement  plan's first  purchase of Class N shares,  you may pay a contingent  deferred  sales charge of
               1.0%,  as  described  in "How Can You Buy  Class N  Shares?"
               below.

                    WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that  the Fund is an  appropriate  investment  for you,  the decision  as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your  financial  advisor.  Some factors to consider are how much you  plan to  invest  and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares, you should re-evaluate  those  factors  to see if you  should  consider another  class of shares.  The Fund's  operating  costs that apply to a class of shares and the  effect of the  different types of sales  charges  on your  investment  will vary your investment results over time.

                    The discussion below is not intended to be investment advice or  a  recommendation,  because  each  investor's  financial
                    considerations  are  different.   You  should  analyze  your
                    options  carefully with your financial advisor before making that choice.

                    Are There  Differences  in Account  Features  That Matter to
                    You? Some account  features may not be available to Class B,
                    Class C and Class N shareholders.  Other features may not be advisable (because of the effect of the contingent  deferred sales charge) for Class B, Class C and Class N shareholders.
                    Therefore,  you should  carefully review how you plan to use your  investment  account  before  deciding  which  class of shares to buy.

                    Additionally,  the dividends payable to Class B, Class C and
                    Class N  shareholders  will  be  reduced  by the  additional expenses  borne by those classes that are not borne by Class
                    A  shares,  such  as  the  Class  B,  Class  C and  Class  N
                    asset-based   sales  charge   described  below  and  in  the
                    Statement of Additional Information.  Share certificates are not  available  for Class B, Class C and Class N shares.  If you are  considering  using your shares as collateral  for a loan, that may be a factor to consider.  Also,  checkwriting is  not  available  on  accounts  subject  to  a  contingent deferred sales charge.

                    How Do Share  Classes  Affect  Payments  to Your  Broker?  A
                    financial  advisor may receive  different  compensation  for selling one class of shares than for selling  another class.
                    The Distributor may pay additional compensation from its own resources to  securities  dealers or financial  institutions based  upon the  value of  shares  of the Fund  owned by the dealer or financial  institution  for its own account or for its customers.

                    Special Sales Charge Arrangements and Waivers. Appendix C to
                    the   Statement  of  Additional   Information   details  the
                    conditions  for the  waiver of sales  charges  that apply in certain cases, and the special sales charge rates that apply to  purchases  of  shares of the Fund by  certain  groups or under  specified  retirement  plan  arrangements or in other special  types of  transactions.  To  receive  a  waiver  or special sales charge rate,  you must advise the  Distributor when purchasing  shares or the Transfer Agent when redeeming shares that a special condition applies.

                    HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their offering price, which is the net asset value per share without any initial sales charge.

     Will You Pay a Sales Charge When You Sell Class A Shares? The Fund does not charge a fee when you  redeem  Class A shares of this Fund that you  bought either directly or by reinvesting  dividends or distributions  from another
     Oppenheimer fund. Generally, you will not pay a fee when you redeem Class A shares of this Fund you  bought by  exchange  of Class A shares of  another
     Oppenheimer fund. However,

                    o if you bought  shares of this Fund by  exchanging  Class A shares of another  Oppenheimer fund that were subject to the
                    Class A contingent deferred sales charge of that fund, and

                    o if those shares remain  subject to that Class A contingent deferred sales charge when you exchange them into this Fund,

                    o then, you will pay the contingent deferred sales charge if you redeem  those shares from this Fund (i) within 24 months of the  purchase  date of the shares you  exchanged,  if you
                    initially   purchased   shares  of  either   Rochester  Fund
                    Municipals or Oppenheimer Rochester National Municipals,  or
                    (ii) within 18 months of the purchase  date of the shares of the fund you exchanged,  if you initially  purchased class A shares of any other Oppenheimer fund.

                    HOW CAN YOU BUY  CLASS B  SHARES?  You can  acquire  Class B shares by  exchanging  Class B shares  of other  Oppenheimer funds. Direct purchases are permitted only in certain cases:

                    o by plan  administrators or plan sponsors on behalf of plan participants in qualified retirement plans.

                    o  by  investors   who  establish  an  Asset  Builder  Plan.
                    Purchases  of Class B shares  through an Asset  Builder Plan are subject to certain requirements and conditions which are described in the  Statement of Additional  Information.  You may open a Class B Asset Builder Plan account with a minimum initial investment of $5,000.

                    Class B shares are sold at net asset value per share without an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years of the  beginning of the calendar month of their purchase,  a contingent deferred sales charge will be deducted from the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the
                    Distributor     for    its     expenses     of     providing
                    distribution-related services to the Fund in connection with the sale of Class B shares.

                    The amount of the  contingent  deferred  sales  charge  will depend on the  number of years  since you  invested  and the dollar  amount being  redeemed,  according to the  following schedule  for the Class B contingent  deferred  sales charge holding period:

Years Since Beginning of Month in Which          Contingent Deferred Sales Charge on Redemptions in
Purchase Order was Accepted                      That Year (As % of Amount Subject to Charge)

0 - 1                                                                  5.0%

1 - 2                                                                  4.0%

2 - 3                                                                  3.0%

3 - 4                                                                  3.0%

4 - 5                                                                  2.0%

5 - 6                                                                  1.0%

More than 6                                                            None

                    In the table, a "year" is a 12-month period. In applying the
                    contingent   deferred   sales  charge,   all  purchases  are
                    considered to have been made on the first  regular  business day of the month in which the purchase was made.

                    Automatic  Conversion  of  Class B  Shares.  Class B  shares automatically  convert to Class A shares 72 months after you purchase  them.  This  conversion  feature  relieves Class B shareholders of the asset-based sales charge that applies to
                    Class B shares  under the Class B  Distribution  and Service
                    Plan,  described  below.  The  conversion  is  based  on the relative  net asset value of the two  classes,  and no sales load or other charge is imposed. When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting  dividends  and  distributions  on the converted shares  will also  convert  to Class A shares.  For  further
                    information   on  the   conversion   feature   and  its  tax
                    implications,  see "Class B Conversion"  in the Statement of
                    Additional Information.

                    HOW CAN  YOU  BUY  CLASS C  SHARES?  Class C  shares  may be acquired  at net asset  value per share only by  exchange of
                    Class C  shares  of other  Oppenheimer  funds,  except  that direct  purchases  are permitted by plan  administrators  or
                    plan  sponsors  on  behalf  of   participants  in  qualified
                    retirement  plans,  and by  participants  in  certain  asset allocation  programs sponsored by the Distributor.  However, if Class C shares are redeemed within a holding period of 12 months from the  beginning  of the  calendar  month of their purchase, a contingent deferred sales charge of 1.0% will be
                    deducted  from  the   redemption   proceeds.   The  Class  C
                    contingent  deferred  sales charge is paid to compensate the
                    Distributor     for    its     expenses     of     providing
                    distribution-related services to the Fund in connection with the sale of Class C shares.

                    HOW CAN YOU BUY CLASS N SHARES?  Class N shares are  offered for sale to  retirement  plans  (including  IRAs and  403(b)
                    plans) that  purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans
                    (which  do not  include  IRAs and  403(b)  plans)  that have
                    assets  of  $500,000  or  more  or  100  or  more   eligible
                    participants.  See  "Availability  of Class N shares" in the
                    Statement of Additional  Information for other circumstances where Class N shares are available for purchase.

                    Class N  shares  are  sold at net  asset  value  without  an initial sales charge. A contingent  deferred sales charge of
                    1.0% will be imposed upon the  redemption of Class N shares, if:

                    o The group  retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an

                    investment  option  of the  plan  and  Class  N  shares  are redeemed within 18 months after the plan's first purchase of
                    Class N shares of any Oppenheimer fund, or

                    o With respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's  first  purchase of
                    Class N shares of any Oppenheimer fund.

                    Retirement  plans  that  offer  Class N  shares  may  impose charges on plan  participant  accounts.  The  procedures for buying,  selling,  exchanging  and  transferring  the Fund's other  classes of shares  (other than the time those  orders must be received  by the  Distributor  or Transfer  Agent in
                    Colorado)  and the special  account  features  applicable to purchasers  of  those  other  classes  of  shares  described elsewhere in this  prospectus do not apply to Class N shares offered through a group  retirement  plan.  Instructions for buying,  selling,  exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan,  not by plan  participants  for whose  benefit the shares are held.

Distribution and Service (12b-1) Plans

                    Service  Plan for  Class A  Shares.  The Fund has  adopted a
                    Service  Plan  for  Class  A  shares.   It  reimburses   the
                    Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made  quarterly  at an annual  rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The
                    Distributor currently uses all of those fees to pay dealers, brokers,  banks and other financial  institutions  quarterly for providing  personal  service and maintenance of accounts of their customers that hold Class A shares. With respect to
                    Class A  shares  subject  to a Class A  contingent  deferred sales charge purchased by grandfathered retirement accounts, the  Distributor  pays the 0.20%  service  fee to dealers in advance  for the first year after the shares are sold by the dealer.  During  the  first  year  the  shares  are  sold to grandfathered  retirement accounts,  the Distributor retains the  service  fee.  After  the  shares  have  been  held  by
                    grandfathered   retirement   accounts   for  a   year,   the
                    Distributor  pays the  service fee to dealers on a quarterly basis.

                    Distribution  and  Service  Plans for  Class B,  Class C and
                    Class N  Shares.  The  Fund  has  adopted  Distribution  and
                    Service Plans for Class B, Class C and Class N shares to pay the  Distributor  for its services and costs in distributing
                    Class B, Class C and Class N shares and servicing  accounts.
                    Under the plans,  the Fund may pay the Distributor an annual asset-based  sales  charge  of 0.75%  on Class B shares  and
                    Class C shares,  and the Fund pays the Distributor an annual service  fee of  0.25%  per year  and an  asset-based  sales charge of 0.25% per year on Class N shares.  The Distributor is entitled to receive a service fee of 0.25% per year under each plan,  but the Board of Trustees has not authorized the
                    Fund to pay the  service  fees on Class B and Class C shares at this time.  Effective January 1, 2003, the Fund decreased the  asset-based  sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. If the Class
                    B and Class C asset-based  sales charge and service fee were assessed at the maximum permitted rates, they would increase expenses  of those  share  classes by 0.50% of  average  net assets per annum.

                    The asset-based sales charge and service fees if paid at the maximum rate permitted increase Class B and Class C expenses by 1.00% and the  asset-based  sales  charge and service fee increase  Class N  expenses  by 0.50% of the net  assets per year of that class.  Because  these fees are paid out of the
                    Fund's  assets on an  on-going  basis,  over time these fees will increase the cost of your  investment  and may cost you more than other types of sales charges.  If the service fees were paid, the Distributor would use them to pay dealers for providing  personal  services for accounts that hold Class B or Class C shares.

                    On direct purchases of Class B shares,  the Distributor pays a sales concession of 2.00% of the purchase price of Class B shares  to  dealers  from its own  resources  at the time of
                    sale.  The   Distributor   normally   retains  the  Class  B
                    asset-based  sales  charge.  See the Statement of Additional
                    Information for exceptions.

                    The Distributor  currently pays a sales  concession of 0.50%
                    of the purchase  price of Class C shares to dealers from its own resources at the time of sale. The Distributor  pays the asset-based  sales  charge as an ongoing  concession  to the dealer on Class C shares  that have been  outstanding  for a
                    year  or  more.  The   Distributor   normally   retains  the
                    asset-based  sales  charge  on  Class  C  shares.   See  the
                    Statement of Additional Information for exceptions.

                    The Distributor  currently pays a sales  concession of 0.50%
                    of the purchase  price of Class N shares to dealers from its own resources at the time of sale. The Distributor also pays the 0.25%  Class N service fee to dealers in advance for the first year after the Class N shares are sold by the  dealer.
                    Including  the advance of the service  fee, the total amount paid by the Distributor to the dealer at the time of sale of
                    Class N shares is  therefore  0.75% of the  purchase  price.
                    After the shares have been held for a year, the  Distributor pays the service fees to dealers on a quarterly  basis.  The
                    Distributor normally retains the asset-based sales charge on
                    Class N shares,  and the service fee for  accounts for which it renders the required personal service.  See the Statement of Additional Information for exceptions.

Special Investor Services

                    ACCOUNTLINK.  You can use our  AccountLink  feature  to link your Fund  account  with an account at a U.S.  bank or other financial  institution.  It  must be an  Automated  Clearing
                    House (ACH) member. AccountLink lets you:

                    o  transmit  funds  electronically  to  purchase  shares  by telephone (through a service representative or by PhoneLink)
                    or automatically under Asset Builder Plans, or

                    o have  the  Transfer  Agent  send  redemption  proceeds  or transmit  dividends and distributions  directly to your bank
                    account.   Please   call  the   Transfer   Agent   for  more
                    information.

                    You may purchase shares by telephone only after your account has been  established.  To purchase  shares in amounts up to
                    $250,000  through  a  telephone  representative,   call  the
                    Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

                    AccountLink   privileges   should  be   requested   on  your
                    Application or your dealer's settlement  instructions if you buy your  shares  through a dealer.  After  your  account is established,  you  can  request  AccountLink  privileges  by
                    sending   signature-guaranteed   instructions   and   proper
                    documentation to the Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your  account as well as to your  dealer  representative  of record unless and until the Transfer Agent receives  written instructions terminating or changing those privileges. After you establish  AccountLink  for your account,  any change of
                    bank    account     information     must    be    made    by
                    signature-guaranteed  instructions  to  the  Transfer  Agent signed by all shareholders who own the account.

                    PHONELINK.   PhoneLink  is  the  OppenheimerFunds  automated
                    telephone  system  that  enables  shareholders  to perform a
                    number  of  account   transactions   automatically  using  a
                    touch-tone    phone.    PhoneLink    may    be    used    on
                    already-established   Fund  accounts   after  you  obtain  a
                    Personal   Identification   Number  (PIN),  by  calling  the
                    PhoneLink number, 1.800.225.5677.

                    Purchasing  Shares. You may purchase shares in amounts up to
                    $100,000 by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

                    Exchanging  Shares.  With  the   OppenheimerFunds   Exchange
                    Privilege,   described   below,   you  can  exchange  shares
                    automatically  by phone  from your Fund  account  to another
                    OppenheimerFunds  account you have  already  established  by calling the special PhoneLink number.

                    Selling   Shares.   You  can  redeem   shares  by  telephone
                    automatically  by calling the PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank account.  Please  refer to "How to Sell  Shares,"  below for details.

                    CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send requests for certain  types of account  transactions  to the
                    Transfer   Agent   by   fax   (telecopier).    Please   call
                    1.800.225.5677  for information about which transactions may be handled this way.  Transaction  requests submitted by fax are  subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

                    OPPENHEIMERFUNDS    INTERNET   WEBSITE.   You   can   obtain
                    information about the Fund, as well as your account balance,
                    on    the    OppenheimerFunds     Internet    website,    at
                    www.oppenheimerfunds.com.  Additionally, shareholders listed in the account  registration  (and the dealer of record) may request  certain  account  transactions  through  a  special section of that website. To perform account  transactions or obtain account  information  online, you must first obtain a user I.D. and password on that  website.  If you do not want to have Internet  account  transaction  capability  for your account,  please call the Transfer Agent at  1.800.225.5677.
                    At times, the website may be inaccessible or its transaction features may be unavailable.

                    AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The  Fund  has
                    several  plans that enable you to sell shares  automatically or exchange  them to another  OppenheimerFunds  account on a regular basis. Please call the Transfer Agent or consult the
                    Statement of Additional Information for details.

                    REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your
                    Class A or Class B shares of the Fund that were purchased by
                    reinvesting   dividends   or   distributions   from  another
                    Oppenheimer  fund  or  by  exchanging  shares  from  another
                    Oppenheimer fund on which you paid a sales charge,  you have up to six months to reinvest  all or part of the  redemption proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A  shares  that you  purchased  subject  to an initial  sales  charge  and to Class A or Class B shares  on which you paid a contingent  deferred  sales charge when you redeemed  them.  This privilege does not apply to Class C or
                    Class N shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

                    RETIREMENT  PLANS.  You may buy  shares of the Fund for your retirement  plan  account.  If  you  participate  in a  plan
                    sponsored   by  your   employer,   the   plan   trustee   or
                    administrator must buy the shares for your plan account. The
                    Distributor  also  offers a number of  different  retirement plans that individuals and employers can use:

                    Individual Retirement Accounts (IRAs). These include regular
                    IRAs,  Roth IRAs,  SIMPLE IRAs and rollover IRAs.  SEP-IRAs.
                    These are  Simplified  Employee  Pension Plan IRAs for small business owners or self-employed individuals.

                    403(b)(7)  Custodial Plans. These are tax-deferred plans for employees  of  eligible  tax-exempt  organizations,  such as schools, hospitals and charitable organizations.

                    401(k)  Plans.   These  are  special  retirement  plans  for
                    businesses.  Pension and  Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell  your  shares  by  writing  a  letter,  by wire,  by using  the  Fund's checkwriting  privilege,  or  by  telephone.  You  can  also  set  up  Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.

                    Certain Requests Require a Signature  Guarantee.  To protect you  and the  Fund  from  fraud,  the  following  redemption requests  must be in writing  and must  include a  signature guarantee  (although there may be other situations that also require a signature guarantee):

                    o You wish to redeem more than $100,000 and receive a check

                    o The  redemption  check is not payable to all  shareholders listed on the account statement

                    o The redemption  check is not sent to the address of record on your account statement

                    o Shares  are being  transferred  to a Fund  account  with a different owner or name

                    o Shares are being redeemed by someone (such as an Executor)
                    other than the owners.

                    Where Can You Have Your Signature  Guaranteed?  The Transfer
                    Agent will accept a guarantee of your  signature by a number of financial institutions, including:

                    o a U.S.  bank,  trust  company,  credit  union  or  savings association,

                    o a foreign bank that has a U.S. correspondent bank,

                    o  a  U.S.   registered  dealer  or  broker  in  securities,
                    municipal securities or government securities, or

                    o  a  U.S.  national  securities   exchange,   a  registered
                    securities association or a clearing agency.

                    If you are signing on behalf of a  corporation,  partnership or other  business or as a fiduciary,  you must also include your title in the signature.

                    Retirement  Plan Accounts.  There are special  procedures to sell shares in an OppenheimerFunds  retirement plan account.
                    Call the Transfer  Agent for a  distribution  request  form.
                    Special  income  tax  withholding   requirements   apply  to
                    distributions  from  retirement  plans.  You  must  submit a withholding form with your redemption request to avoid delay in getting  your money and if you do not want tax  withheld.
                    If your employer holds your  retirement plan account for you in the name of the plan,  you must ask the plan  trustee  or administrator to request the sale of the Fund shares in your plan account.

                    Sending Redemption Proceeds by Wire. While the Fund normally sends  your  money by  check,  you can  arrange  to have the proceeds of shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a  commercial  bank that is a member of the Federal  Reserve  wire  system.  The minimum  redemption  you can  have  sent by wire is  $2,500.
                    There is a $10 fee for each request.  To find out how to set up this feature on your  account or to arrange a wire,  call the Transfer Agent at 1.800.225.5677.

                    Checkwriting.  To write checks  against  your Fund  account, request  that  privilege  on your  account  application,  or contact the Transfer Agent for signature cards. They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders with joint accounts can elect in writing to have checks paid over the  signature of one owner.  If you previously  signed a signature card to establish  checkwriting in another  Oppenheimer fund, simply call  1.800.225.5677 to request  checkwriting for an account in  this  Fund  with  the  same  registration  as the  other account.

                    o Checks can be written to the order of  whomever  you wish, but may not be cashed  at the bank the  checks  are  payable through or the Fund's custodian bank.

                    o  Checkwriting  privileges  are not  available for accounts holding  shares  that are subject to a  contingent  deferred sales charge.

                    o Checks must be written for at least $500.  Checks  written below the stated  amount on the check will not be  accepted.
                    However,  if you  have  existing  checks  indicating  a $100 minimum, you may still use them for amounts of $100 or more.

                    o Checks  cannot be paid if they are  written  for more than your account value. Remember,  your account value fluctuates in value and you should not write a check close to the total account value.

                    o You may not write a check that would  require  the Fund to redeem shares that were  purchased by check or Asset Builder
                    Plan payments within the prior 10 days.

                    o Don't use your  checks if you  changed  your Fund  account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special  documents  requested  by the  Transfer  Agent to assure proper  authorization  of the person asking to sell the shares.

Use the following address for Requests by mail:                 Send courier or express mail requests to:
OppenheimerFunds Services                                       OppenheimerFunds Services
P.O. Box 5270                                                   10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                          Denver, Colorado 80231

                    HOW DO you SELL  SHARES BY  TELEPHONE?  You and your  dealer representative  of  record  may also  sell  your  shares  by telephone.  To receive the redemption  price calculated on a particular  regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is  normally  4:00  P.M.,  but may be  earlier on some days. You may not redeem shares held in an  OppenheimerFunds retirement  plan  account  or under a share  certificate  by
                    telephone.   o  To   redeem   shares   through   a   service
                    representative   or   automatically   on   PhoneLink,   call
                    1.800.225.5677.

                    Whichever  method you use,  you may have a check sent to the address on the  account  statement,  or, if you have  linked your Fund account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

                    Telephone  Redemptions  Paid by Check. Up to $100,000 may be
                    redeemed by telephone  in any  seven-day  period.  The check must be  payable  to all  owners of record of the shares and must be sent to the address on the account  statement.  This service  is not  available  within 30 days of  changing  the address on an account.

                    Telephone  Redemptions Through AccountLink or by Wire. There
                    are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish AccountLink.
                    Normally  the ACH  transfer to your bank is initiated on the business  day  after  the  redemption.  You do  not  receive dividends on the  proceeds of the shares you redeemed  while they are waiting to be transferred.

                    If you have requested Federal Funds wire privileges for your account,  the wire of the redemption  proceeds will normally be  transmitted  on the next  bank  business  day  after the shares are redeemed.  There is a  possibility  that the wire may be  delayed  up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued  or paid on the  proceeds  of shares  that have been redeemed and are awaiting transmittal by wire.

                    CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has
                    made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

                    how contingent deferred sales charges affect redemptions. If you purchase  shares  subject to a Class A, Class B, Class C or Class N contingent  deferred  sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the  redemption  proceeds,  (unless you are eligible  for a waiver  of that  sales  charge  based on the
                    categories   listed  in  Appendix  C  to  the  Statement  of
                    Additional  Information and you advise the Transfer Agent of
                    your   eligibility  for  the  waiver  when  you  place  your
                    redemption request).

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions,  or

     o shares redeemed in the special  circumstances  described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

                    Shares of the Fund may be  exchanged  for  shares of certain
                    Oppenheimer  funds at net asset  value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other  Oppenheimer  funds on the same basis. To exchange shares, you must meet several conditions:

                    o Shares of the fund selected for exchange must be available for sale in your state of residence.

                    o The  prospectuses  of both funds  must offer the  exchange privilege.

                    o You must hold the shares you buy when you  establish  your account  for at least  seven days  before  you can  exchange them. After the account is open seven days, you can exchange shares every regular business day.

                    o You must meet the minimum  purchase  requirements  for the fund whose shares you purchase by exchange.

                    o Before  exchanging  into a fund,  you must obtain and read its prospectus.

     Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange
Class A shares of this Fund only for  Class A shares of  another  fund.  In some cases, sales charges may be imposed on exchange transactions.

     You may pay a sales charge when you  exchange  Class A shares of this Fund.
Because Class A shares of this Fund are sold without sales charge, in some cases you may pay a sales  charge  when you  exchange  Class A shares of this Fund for shares of other Oppenheimer  funds that are sold subject to a sales charge.  You will not pay a sales charge when you exchange  shares of this Fund  purchased by reinvesting  dividends or distributions  from other Oppenheimer funds, or shares of this Fund purchased by exchange of shares, on which you paid a sales charge.

     For tax purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally  maintain a $1.00 net asset  value,  in most cases you should not realize a capital  gain or loss when you sell or exchange  your shares.  Please refer to "How to Exchange  Shares" in the Statement of Additional Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

                    HOW  DO  you  SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be
                    requested  in  writing  or by  telephone:  Written  Exchange
                    Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer
                    Agent at the address on the back cover.  Exchanges of shares held  under  certificates  cannot be  processed  unless  the
                    Transfer Agent receives the certificates with the request.

                    Telephone Exchange Requests. Telephone exchange requests may be made  either by calling a service  representative,  or by
                    using   PhoneLink   for   automated   exchanges  by  calling
                    1.800.225.5677. Telephone exchanges may be made only between accounts  that are  registered  with the  same  name(s)  and address. Shares held under certificates may not be exchanged by telephone.

                    ARE  THERE  LIMITATIONS  ON  EXCHANGES?  There  are  certain exchange policies you should be aware of:

                    o Shares are redeemed from one fund and  purchased  from the other fund in the exchange transaction on the

                    same  regular  business  day on  which  the  Transfer  Agent receives an exchange  request that  conforms to the policies described  above.  It must be  received  by the close of the
                    Exchange  that day,  which is normally  4:00 P.M. but may be earlier  on  some  days.

                    o The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely  affected when its shares are  repeatedly  bought and sold in response to  short-term  market  fluctuations--also  known as "market timing." When large dollar  amounts are  involved,  the Fund
                    may  have  difficulty   implementing   long-term  investment
                    strategies,  because it cannot predict how much cash it will have to  invest.  Market  timing  also may force the Fund to sell portfolio securities at disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These
                    factors   may   hurt   the   Fund's   performance   and  its
                    shareholders.  When the Manager  believes  frequent  trading would  have a  disruptive  effect on the  Fund's  ability to manage  its  investments,  the Manager  and the  Fund may
                    reject  purchase  orders and exchanges  into the Fund by any person,  group or account that the Manager  believes to be a market timer. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of  determining  market  timing with respect to any  exchange  involving  this  Fund.  o The Fund may amend, suspend or terminate the exchange privilege at any time. The
                    Fund may  refuse any  exchange  order and is  currently  not obligated  to provide  notice  before  rejecting an exchange order.

                    o If the Transfer  Agent cannot  exchange all the shares you request  because  of a  restriction  cited  above,  only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

                    More  information  about the Fund's  policies and procedures for buying,  selling,  and exchanging shares is contained in the Statement of Additional Information.

                    A $12 annual fee is assessed  on any account  valued at less than $500. The fee is  automatically  deducted from accounts annually  on or about  the  second to last  business  day of
                    September.  See the Statement of Additional Information,  or
                    existing   shareholders   may  visit  the   OppenheimerFunds
                    website,  to  learn  how  you  can  avoid  this  fee and for circumstances when this fee will not be assessed.

                    The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the  offering  may be  suspended by the Board of Trustees at any  time  the  Board  believes  it is in  the  Fund's  best interest to do so.

                    Telephone transaction privileges for purchases,  redemptions or exchanges may be modified, suspended or terminated by the
                    Fund at any time. The Fund will provide you notice  whenever it is required to do so by applicable law. If an account has more than one  owner,  the Fund and the  Transfer  Agent may rely  on  the  instructions  of  any  one  owner.  Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer
                    Agent receives  cancellation  instructions  from an owner of the account.

                    The Transfer Agent will record any telephone calls to verify
                    data   concerning   transactions   and  has  adopted   other
                    procedures  to  confirm  that  telephone   instructions  are
                    genuine,  by requiring callers to provide tax identification numbers  and other  account  data or by using  PINs,  and by confirming such transactions in writing.  The Transfer Agent and the Fund  will not be  liable  for  losses  or  expenses arising out of telephone instructions reasonably believed to be genuine.

                    Redemption  or transfer  requests  will not be honored until the Transfer Agent receives all required documents in proper
                    form.   From  time  to  time,  the  Transfer  Agent  in  its
                    discretion  may  waive  certain  of  the   requirements  for
                    redemptions stated in this Prospectus.

                    Dealers that perform account  transactions for their clients
                    by   participating   in  NETWORKING   through  the  National
                    Securities   Clearing   Corporation   are   responsible  for
                    obtaining   their  clients'   permission  to  perform  those
                    transactions,  and are  responsible to their clients who are
                    shareholders   of  the  Fund  if  the  dealer  performs  any
                    transaction erroneously or improperly.

                    Payment for redeemed  shares  ordinarily is made in cash. It is forwarded by check or through  AccountLink  or by Federal
                    Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the  Securities and Exchange  Commission,  payment may be delayed or suspended. For accounts registered in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

                    The  Transfer  Agent  may  delay   processing  any  type  of
                    redemption  payment as described  under "How to Sell Shares"
                    for recently  purchased shares,  but only until the purchase payment  has  cleared.  That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds wire or certified  check,  or  arrange  with  your  bank to  provide telephone or written  assurance  to the Transfer  Agent that your purchase payment has cleared.

                    Involuntary Redemptions of Small Accounts may be made by the
                    Fund if the account  value has fallen  below  $200.  In some cases,  involuntary  redemptions  may be made to  repay  the
                    Distributor  for  losses  from  the  cancellation  of  share purchase orders.

                    Shares may be "redeemed in kind" under unusual circumstances
                    (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the redemption  proceeds will be paid with liquid securities from the Fund's portfolio.

                    Federal  regulations  may  require  the Fund to obtain  your name,  your  date of  birth  (for a  natural  person),  your residential  street  address or principal  place of business and your Social  Security  number,  Employer  Identification
                    Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain  circumstances  or to open corporate  accounts.  The
                    Fund or the  Transfer  Agent  may use  this  information  to attempt to verify your identity. The Fund may not be able to establish  an account if the  necessary  information  is not
                    received.   The  Fund  may  also  place  limits  on  account
                    transactions  while it is in the  process of  attempting  to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established,  the
                    Fund may be  required  to redeem  your shares and close your account.

                    "Backup  withholding"  of federal  income tax may be applied against  taxable  dividends,  distributions  and  redemption proceeds  (including  exchanges)  if you fail to furnish the
                    Fund your  correct,  certified  Social  Security or Employer
                    Identification Number when you sign your application,  or if
                    you  under-report   your  income  to  the  Internal  Revenue
                    Service.

                    To  avoid   sending   duplicate   copies  of   materials  to
                    households,  the  Fund  will  mail  only  one  copy  of each prospectus,  annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same
                    last  name  and   address   on  the  Fund's   records.   The
                    consolidation  of  these  mailings,   called   householding,
                    benefits the Fund through reduced mailing expense.

                    If you want to receive  multiple copies of these  materials, you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you  commencing  within  30 days  after the  Transfer  Agent receives your request to stop householding.

Dividends and Taxes

                    DIVIDENDS.  The Fund intends to declare  dividends  from net investment income each regular business day and to pay those dividends to shareholders  monthly on a date selected by the
                    Board of  Trustees.  To  maintain a net asset value of $1.00 per  share,  the  Fund  might  withhold  dividends  or  make distributions from capital or capital gains.

     The Fund intends to be as fully invested as possible to maximize its yield.
Therefore,  newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

                    CAPITAL  GAINS.  The Fund normally  holds its  securities to maturity and therefore  will not usually pay capital  gains.
                    Although  the Fund  does not seek  capital  gains,  it could realize  capital gains on the sale of portfolio  securities.
                    If it  does,  it may  make  distributions  out  of  any  net short-term  or long-term  capital  gains in December of each year.  The  Fund  may  make  supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.

                    WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When
                    you open your account,  specify on your  application how you want to receive your dividends and  distributions.  You have four options:

                    Reinvest  All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital  gains  distributions  in additional shares of the Fund.

                    Reinvest  Dividends  or  Capital  Gains.  You can  elect  to reinvest some distributions  (dividends,  short-term capital gains or long-term capital gains  distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

                    Receive All  Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

                    Reinvest  Your  Distributions  in  Another  OppenheimerFunds
                    Account.  You can  reinvest  all  distributions  in the same class of shares of another OppenheimerFunds account you have established.

                    TAXES.  If  your  shares  are  not  held  in a  tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund expects that its distributions will consist primarily of ordinary income, which is subject to federal income tax and may be subject to state or local  taxes.  Dividends  paid from net  investment income and short-term  capital gains are taxable as ordinary income.  Long-term  capital  gains are taxable as  long-term capital gains when distributed to  shareholders,  and may be taxable at  different  rates  depending on how long the Fund holds the  asset.  It does not matter how long you have held your shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     Because  the Fund  seeks to  maintain  a stable  $1.00  per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the  shares  and the price you  received  when you sold  them.  Any capital gain is subject to capital gains tax.

     In  certain  cases,  distributions  made by the  Fund may be  considered  a non-taxable  return of  capital  to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the
Fund's  independent  auditors,  whose  report,  along with the Fund's  financial statements,  is included in the  Statement of Additional  Information,  which is available on request.

FINANCIAL HIGHLIGHTS

 Class A       Year Ended July 31,                        2003             2002          2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                     .01              .01           .05          .05          .04
 Net realized gain                                          -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total from investment operations                          .01              .01           .05          .05          .04
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.01)            (.01)         (.05)        (.05)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                            (.01)            (.01)         (.05)        (.05)        (.04)
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                      ===================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.54%            1.31%         4.84%        5.10%        4.30%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $465,843         $439,893      $395,898     $317,198     $264,632
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $451,634         $405,285      $351,490     $312,440     $245,622
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.53%            1.30%         4.67%       5.00%         4.22%
 Expenses, gross                                          1.16%            1.17%         1.15%       1.06%         1.10%
 Expenses, net                                            1.00% 4,5,6      1.16% 4,5     1.15% 4     1.06% 4       1.10% 4

 1. Less than $0.005 per share.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.
 5. Net of voluntary waiver of transfer agent fees.
 6. Net of voluntary waiver of management fees.

  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 Class B       Year Ended July 31,                        2003             2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 1            .01           .04          .04          .04
 Net realized gain                                          -- 1            -- 1           --           --           --
                                                       -----------------------------------------------------------------
 Total from investment operations                           --              .01           .04          .04          .04
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 1           (.01)         (.04)        (.04)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
------------------------------------------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                              --             (.01)         (.04)        (.04)        (.04)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                       =================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.27%            0.76%         4.25%        4.52%        3.72%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $316,750         $417,768      $239,201     $172,345     $204,081
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $385,078         $288,676      $208,775     $225,824     $170,068
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.27%            0.75%         4.07%        4.40%        3.67%
 Expenses, gross                                          1.37%            1.71%         1.70%        1.61%        1.65%
 Expenses, net                                            1.27% 4,5,6      1.70% 4,5     1.70% 4      1.61% 4      1.65% 4

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary waiver of management fees.

    OPPENHEIMER CASH RESERVES

 Class C       Year Ended July 31,                        2003             2002          2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 1            .01           .04          .04          .04
 Net realized gain                                          -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total from investment operations                           --              .01           .04          .04          .04
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 1           (.01)         (.04)        (.04)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            --             (.01)         (.04)        (.04)        (.04)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                      ===================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.25%            0.76%         4.26%        4.52%        3.73%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $106,650         $123,120       $85,076      $49,382      $49,607
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $113,569         $ 85,893       $68,741      $59,556      $37,244
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.24%            0.80%         4.07%        4.44%        3.67%
 Expenses, gross                                          1.41%            1.71%         1.70%        1.61%        1.65%
 Expenses, net                                            1.28% 4,5,6      1.70% 4,5     1.70% 4      1.61% 4      1.65% 4

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary waiver of management fees.

    OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 Class N       Year Ended July 31,                        2003             2002        2001 1
-------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 2            .01           .01
 Net realized gain                                          -- 2             -- 2          --
                                                      -----------------------------------------
 Total from investment operations                           --              .01           .01
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 2           (.01)         (.01)
 Distributions from net realized gain                       -- 2             -- 2          --
                                                      -----------------------------------------
 Total dividends and/or distributions to shareholders      --              (.01)         (.01)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00
                                                      =========================================

-----------------------------------------------------------------------------------------------
 Total Return 3                                           0.43%            1.08%         1.49%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $52,350          $42,761        $4,275
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $49,145          $21,014        $  737
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                    0.41%            0.68%         3.03%
 Expenses, gross                                          1.24%            1.47%         1.19%
 Expenses, net                                            1.11% 5,6,7      1.46% 5,6     1.19% 5

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of voluntary waiver of management fees.

INFORMATION AND SERVICES

                    For  More  Information  on  Oppenheimer  Cash  Reserves  The
                    following additional information about the Fund is available without charge upon request:

                    STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Fund's investment policies, risks, and operations.  It is incorporated by reference into this  Prospectus  (which  means it is  legally  part of this
                    Prospectus).

                    ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's  investments  and performance is available in the
                    Fund's Annual and Semi-Annual  Reports to shareholders.  The
                    Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:                               Call OppenheimerFunds Services toll-free:

                                            1.800.CALL OPP (225.5677)

By Mail:                                    Write to:
                                            OppenheimerFunds Services

                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

On the Internet:                            You can send us a request by e-mail or read or download documents on the OppenheimerFunds website:
                                            www.oppenheimerfunds.com

                    Information  about  the  Fund  including  the  Statement  of
                    Additional  Information  can be  reviewed  and copied at the
                    SEC's Public Reference Room in Washington,  D.C. Information
                    on  the  operation  of  the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the EDGAR database  on the  SEC's  Internet  website  at  www.sec.gov.
                    Copies  may  be  obtained  after  payment  of a
                    duplicating  fee by  electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by  writing  to  the  SEC's
                    Public Reference Section,  Washington,  D.C. 20549-0102.  No
                    one has been authorized to provide any information about the
                    Fund or to make any  representations  about  the Fund  other than what is contained in this  Prospectus.  This Prospectus is  not  an  offer  to  sell  shares  of  the  Fund,  nor  a solicitation  of an offer to buy shares of the Fund,  to any person  in any  state  or  other  jurisdiction  where  it is unlawful to make such an offer.

The Fund's SEC File No. 811-5582    The Fund's shares are distributed by:
PR0760.001.0903                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

                                           APPENDIX TO THE PROSPECTUS OF
                                             OPPENHEIMER CASH RESERVES

     Graphic  material  included in Prospectus of Oppenheimer Cash Reserves (the
"Fund") under the heading: "Annual Total Returns (as of 12/31 each year)."

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended:                                 Annual Total Returns

  12/31/93                                           2.05%

  12/31/94                                           3.22%

  12/31/95                                           4.84%

  12/31/96                                           4.51%

  12/31/97                                           4.48%

  12/31/98                                           4.57%

  12/31/99                                           4.40%

  12/31/00                                           5.51%

  12/31/01                                           3.29%

  12/31/02                                           0.82%

Oppenheimer Cash Reserves

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 24, 2003

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  September  24, 2003. It should be read together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer  Agent at the toll-free  number shown above,  or by  downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                   Page
About the Fund

Trustees and Officers of the

About Your Account

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers..C-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective and the principal investment policies of the Fund are  described  in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and  the  types  of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc.  will select  for the  Fund.  Additional  explanations  are also  provided  about  the strategies the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The Fund's objective is to seek the maximum current income that is consistent with stability of principal. The Fund will not make  investments  with the objective of seeking  capital growth.  However,  the value of the  securities  held by the Fund may be affected by changes in general interest rates.  Because the current value of debt securities  varies  inversely with changes in prevailing  interest  rates,  if interest rates increase after a
security  is  purchased,   that  security  would  normally   decline  in  value.
Conversely,  if interest rates decrease after a security is purchased, its value would rise.  However,  those  fluctuations in value will not generally result in realized  gains or losses to the Fund since the Fund does not usually  intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

     The Fund may sell securities  prior to their  maturity,  to attempt to take advantage  of  short-term  market  variations,  or because  of a revised  credit evaluation  of the  issuer or other  considerations.  The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

     |X|   Ratings  of   Securities   --   Portfolio   Quality,   Maturity   and
Diversification.  Under Rule 2a-7 of the  Investment  Company Act, the Fund uses the  amortized  cost method to value its  portfolio  securities to determine the
Fund's  net asset  value per share.  Rule 2a-7  places  restrictions  on a money market  fund's  investments.  Under that Rule,  the Fund may purchase only those securities that the Manager,  under  Board-approved  procedures,  has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

     An "Eligible Security" is one that has been rated in one of the two highest short-term  rating  categories  by any  two  "nationally-recognized  statistical rating  organizations."  That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this Statement of Additional  Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager, subject to review by the Fund's Board of
Directors,  to be of comparable  quality to Eligible  Securities rated by Rating
Organizations may also be an "Eligible Security."

     Rule  2a-7  permits  the  Fund  to  purchase  any  number  of  "First  Tier
Securities."  These are Eligible  Securities that have been rated in the highest rating  category  for  short-term  debt  obligations  by  at  least  two  Rating
Organizations.  If only one Rating Organization has rated a particular security, it  must  have  been  rated  in the  highest  rating  category  by  that  Rating
Organization. Comparable unrated securities may also be First Tier Securities.

     Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in
"Second Tier Securities." Those are Eligible Securities that are not "First Tier
Securities." In addition, the Fund may not invest more than:

                    o 5% of its total assets in the securities of any one issuer
                    (other   than  the  U.S.   government,   its   agencies   or
                    instrumentalities) or

                    o 1% of  its  total  assets  or  $1  million  (whichever  is greater) in Second Tier Securities of any one issuer.

     Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity  of not more than 90 days,  and the  maturity  of any single  portfolio investment may not exceed 397 days. The Board regularly reviews reports from the
Manager to show the Manager's compliance with the Fund's procedures and with the
Rule.

     If a security's rating is downgraded,  the Manager or the Board of Trustees may have to reassess the  security's  credit risk. If a security is  downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible  security,"  and take such actions as is  appropriate.  If the Fund disposes  of the  security  within  five  days of the  Manager  learning  of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an Eligible
Security,  or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Fund to dispose of the security.

     The Rating  Organizations  currently  designated  as  nationally-recognized statistical rating  organizations by the Securities and Exchange  Commission are
Standard & Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors
Service, Inc., Fitch, Inc. and Dominion Bond Rating Service Limited.  Appendix A
to this Statement of Additional  Information contains descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase will determine  whether  securities may be acquired under the restrictions  described above.

     |X| U.S. Government Securities.  U.S. government securities are obligations
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer  maturities).  All Treasury  securities  are backed by the full faith and credit of the United States.

     U.S.  government  agencies  and  instrumentalities  that issue or guarantee securities include, but are not limited to, the Federal Housing  Administration,
Farmers Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,  Government  National  Mortgage  Association,  General
Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal
Home Loan Mortgage Corporation,  Federal Intermediate Credit Banks, Federal Land
Banks, Maritime Administration,  the Tennessee Valley Authority and the District
of Columbia Armory Board.

     Securities   issued  or   guaranteed  by  U.S.   government   agencies  and
instrumentalities  are not  always  backed by the full  faith and  credit of the
United States.  Some, such as securities issued by the Federal National Mortgage
Association   ("Fannie  Mae"),  are  backed  by  the  right  of  the  agency  or instrumentality to borrow from the Treasury.  Others,  such as securities issued by the Federal Home Loan Mortgage  Corporation  ("Freddie  Mac"),  are supported only  by the  credit  of the  instrumentality  and not by the  Treasury.  If the securities are not backed by the full faith and credit of the United States, the purchaser  must look  principally  to the  agency  issuing  the  obligation  for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

     Among the U.S. government  securities that may be purchased by the Fund are
"mortgage-backed   securities"  of  Fannie  Mae,  Government  National  Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely  payment of principal  and interest on Ginnie Mae  pass-through  is guaranteed by the full faith and credit of the United States. These  mortgage-backed  securities include  "pass-through"
securities  and  "participation  certificates."  Both  types of  securities  are similar,  in that they  represent  pools of  mortgages  that are  assembled by a vendor who sells  interests in the pool.  Payments of principal  and interest by individual  mortgagors are passed through to the holders of the interests in the pool. Another type of mortgage-backed  security is the "collateralized  mortgage obligation."  It is similar to a  conventional  bond and is secured by groups of individual mortgages.

     |X| Time  Deposits and Other Bank  Obligations.  The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan  associations,  which may or may not be members of the Federal  Deposit
Insurance Corporation.  The Fund may also buy securities of "foreign banks" that are:

                    o foreign  branches of U.S.  banks  (which may be issuers of
                    "Eurodollar" money market instruments),

                    o U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or

                    o foreign branches of foreign banks.

     The Fund may  invest  in fixed  time  deposits.  These  are  non-negotiable deposits in a bank for a  specified  period of time at a stated  interest  rate.
They may or may not be  subject to  withdrawal  penalties.  However,  the Fund's investments  in time  deposits  that are subject to  penalties  (other than time deposits  maturing  in  less  than 7 days)  are  subject  to the 10%  investment limitation  for  investing in illiquid or  restricted  securities,  set forth in
"Illiquid and Restricted  Securities" in the Prospectus.  The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion.  Those asset requirements apply only at the time the obligations are acquired.

     |X| Insured Bank  Obligations.  The Federal Deposit  Insurance  Corporation
("FDIC")  insures the deposits of banks and savings and loan  associations up to
$100,000 per investor.  Within the limits set forth in the Prospectus,  the Fund may  purchase  bank  obligations  that are fully  insured as to principal by the
FDIC. To remain fully insured as to principal,  these investments must currently be limited to $100,000 per bank.  If the principal  amount and accrued  interest together exceed  $100,000,  then the accrued interest in excess of that $100,000 will not be insured.

     |X| Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the
Prospectus as to investments in illiquid  securities.  Participation  agreements provide  an  undivided  interest  in  a  loan  made  by  the  bank  issuing  the participation  interest in the proportion that the buyer's  investment  bears to the total  principal  amount of the loan.  Under this type of  arrangement,  the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Fund must look to the creditworthiness of the borrower,  which is obligated to make payments of principal  and  interest on the loan.  If the  borrower  fails to pay  scheduled principal or interest payments, the Fund may experience a reduction in income.

     |X| Asset-Backed Securities. These securities, issued by trusts and special purpose  corporations,  are backed by pools of assets,  primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying  obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's  perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

     Payments  of  principal   and  interest   passed   through  to  holders  of
asset-backed   securities  are  typically  supported  by  some  form  of  credit enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having  a  priority  to  certain  of the  borrower's  other securities.  The degree of credit  enhancement  varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit  enhancement  of an  asset-backed  security  held by the  Fund  has  been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

     The risks of investing in asset-backed  securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to  prepayments,  which  shorten the weighted  average life of asset-backed  securities  and may lower their return,  in the same manner as for prepayments of a pool of mortgage loans underlying  mortgage-backed  securities.
However,  asset-backed  securities  do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

     |X| Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the repurchase  agreement is in effect. An "approved vendor" may be a U.S.  commercial  bank, the U.S.  branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government  securities.  They must meet the credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to the  resale  typically  will  occur  within one to five days of the purchase.  The Fund will not enter into a repurchase  agreement  that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than seven days.

     Repurchase  agreements are considered  "loans" under the Investment Company
Act  of  1940  ("Investment  Company  Act")  collateralized  by  the  underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed
the  repurchase  price  to  fully   collateralize   the  repayment   obligation.
Additionally,  the Manager will monitor the vendor's creditworthiness to confirm that  the  vendor  is  financially  sound  and  will  continuously  monitor  the collateral's value.  However, if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission,  the Fund,  along  with  other  affiliated  entities  managed by the
Manager may transfer  uninvested cash balances into one or more joint repurchase accounts.  These  balances  are invested in one or more  repurchase  agreements, secured by U.S.  government  securities.  Securities  pledged as collateral  for repurchase  agreements are held by a custodian bank until the agreements mature.
Each  joint  repurchase  arrangement  requires  that  the  market  value  of the collateral be sufficient to cover payments of interest and  principal;  however, in the event of default by the other party to the  agreement,  retention  of the collateral may be subject to legal proceedings.

Other Investment Strategies

     |X|  Floating  Rate/Variable  Rate  Obligations.  The  Fund may  invest  in instruments  with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury  Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.  The rate on the  investment is adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation is also based on a stated  prevailing  market  rate but is  adjusted  automatically  at a specified interval  of not  less  than one  year.  Some  variable  rate or  floating  rate obligations  in which the Fund may invest have a demand  feature  entitling  the holder to demand payment of an amount  approximately equal to the amortized cost of the  instrument  or the  principal  amount  of the  instrument  plus  accrued interest at any time, or at specified  intervals  not exceeding 397 days.  These notes may or may not be backed by bank letters of credit.

     Variable  rate demand  notes may include  master  demand  notes,  which are obligations  that permit the Fund to invest  fluctuating  amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser,  and the issuer of the note. The interest rates on  these  notes  fluctuate  from  time to  time.  The  issuer  of this  type of obligation normally has a corresponding  right in its discretion,  after a given period,  to prepay  the  outstanding  principal  amount of the  obligation  plus accrued interest. The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest  rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

     Because these types of obligations are direct lending  arrangements between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although  they are  redeemable  from the issuer at face value.
Accordingly,  where  these  obligations  are not secured by letters of credit or other credit support arrangements,  the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations  that are not rated only if the Manager  determines at the time of investment  that the  obligations  are of comparable  quality to the other  obligations in which the Fund may invest.  The Manager,  on behalf of the
Fund,  will  monitor the  creditworthiness  of the issuers of the  floating  and variable rate obligations in the Fund's portfolio on an ongoing basis.

     |X| Loans of Portfolio  Securities.  To attempt to increase its income, the
Fund may lend its portfolio  securities to brokers,  dealers and other financial institutions.  These  loans are limited to not more than 25% of the value of the
Fund's total assets and are subject to other conditions  described below.  There are some  risks in lending  securities.  The Fund  could  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned  securities.  The Fund presently does not intend to lend its  securities, but if it does,  the value of securities  loaned is not expected to exceed 5% of the value of the Fund's total assets.

     The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements (which are subject to change), on each business day the loan  collateral  must be at least  equal  to the  market  value  of the  loaned securities.  The collateral must consist of cash,  bank letters of credit,  U.S.
government  securities or other cash  equivalents in which the Fund is permitted to invest.  To be  acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

     When it lends  securities,  the Fund  receives  from the borrower an amount equal to the interest  paid or the dividends  declared on the loaned  securities during the term of the loan.  It may also receive  negotiated  loan fees and the interest  on the  collateral  securities,  less any  finders',  custodian  bank, administrative or other fees the Fund pays in connection with the loan. The Fund may share  the  interest  it  receives  on the  collateral  securities  with the borrower as long as it realizes at least a minimum  amount of interest  required by the lending guidelines established by its Board of Trustees.

     The Fund will not lend its portfolio  securities  to any officer,  Trustee, employee or affiliate of the Fund or its Manager.  The terms of the Fund's loans must meet certain  tests under the Internal  Revenue Code and permit the Fund to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity  of certain of the Fund's  investments.  Investments  may be  illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

     Illiquid  securities  the Fund can buy include  issues that may be redeemed only by the issuer upon more than seven days notice or at  maturity,  repurchase agreements  maturing in more than seven  days,  fixed time  deposits  subject to withdrawal  penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual  restrictions  on resale.
Contractual  restrictions on the resale of illiquid  securities might prevent or delay  their  sale by the Fund at a time  when  such  sale  would be  desirable.
Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within
7 days.

     There are  restricted  securities  that are not illiquid  that the Fund can buy.  They  include  certain  master  demand  notes  redeemable  on demand,  and
short-term   corporate  debt   instruments  that  are  not  related  to  current
transactions  of the issuer and  therefore are not exempt from  registration  as commercial paper.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

     o The Fund cannot invest in commodities or commodity contracts;

     o The Fund cannot  invest in real  estate;  however,  the Fund may purchase debt  securities  issued by  companies  which invest in real estate or interests therein;

     o The Fund  cannot  purchase  securities  on margin or make short  sales of securities;

     o The Fund  cannot  invest  in or hold  securities  of any  issuer if those officers and  trustees or directors of the Fund or its Manager who  beneficially own individually more than1/2of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

     o The Fund cannot  underwrite  securities of other companies except insofar as the Fund may be deemed an  underwriter  under the  Securities  Act of 1933 in connection with the disposition of portfolio securities;

     o The Fund cannot  invest more than 5% of its total assets in securities of companies that have operated less than three years,  including the operations of predecessors;

     o The Fund cannot  issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related obligations;

     o With respect to 75% of its assets,  the Fund cannot  purchase  securities issued or  guaranteed  by any one  issuer  (except  the U.S.  Government  or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer or Fund would then own more than 10% of that issuer's voting securities;

     o The Fund  cannot  concentrate  investments  to the  extent  of 25% of its assets in any  industry;  except for  obligations  of  foreign  banks or foreign branches of domestic  banks,  time  deposits,  other bank  obligations  and U.S.
government securities as described in the Prospectus and Statement of Additional
Information;

o    The Fund  cannot  make  loans,  except  that the  Fund  may  purchase  debt instruments  and  repurchase  agreements as described in the Prospectus and
     Statement of  Additional  Information,  and the Fund may lend its portfolio securities  as  described  under  "Loans of  Portfolio  Securities"  in the
     Statement of Additional Information; or

o    The Fund  cannot  borrow  money in  excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets;  it may borrow only as a temporary  measure for extraordinary or emergency purposes;  no assets of the Fund may be pledged,  mortgaged or assigned to secure a debt.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

                    |X| Does the Fund Have Additional  Restrictions That Are Not
                    "Fundamental" Policies?

     The Fund has additional  operating policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

     The Fund cannot invest in securities of other investment companies,  except if it acquires them as part of a merger, consolidation or acquisition of assets.

     For purposes of the Fund's policy not to  concentrate  its  investments  in securities  of issuers,  the Fund has adopted the industry  classifications  set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

How the Fund Is Managed

                    Organization   and   History.   The  Fund  is  an   open-end
                    diversified  management company organized as a Massachusetts
                    business  trust  in  1988,  with  an  unlimited   number  of
                    authorized shares of beneficial interest.

     The Fund is  governed  by a Board of  Trustees,  which is  responsible  for protecting the interests of shareholders  under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has four classes of shares:  Class A, Class B, Class C, and  Class  N.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o may have a different net asset value (although this is highly unlikely),

     o may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders.  The  Fund  will  hold  meetings  when  required  to do so by  the
Investment  Company  Act or  other  applicable  law.  It will  also do so when a shareholder  meeting is called by the  Trustees  or upon  proper  request of the shareholders.

     Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a  Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.
If the  Trustees  receive a request from at least 10  shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then  either  make the Fund's  shareholder  list
available  to  the  applicants  or  mail  their   communication   to  all  other
shareholders at the applicants'  expense.  The  shareholders  making the request must have been  shareholders for at least six months and must hold shares of the
Fund  valued  at  $25,000  or more or  constituting  at least  1% of the  Fund's outstanding  shares. The Trustees may also take other action as permitted by the
Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not  normally  hold annual  meetings of its shareholders,  it may hold  shareholder  meetings from time to time on important matters,  and shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Board of Trustees has an Audit  Committee and a Review  Committee.  The
Audit Committee is comprised solely of Independent Trustees.  The members of the
Audit Committee are Edward L. Cameron (Chairman),  William L. Armstrong,  George
C. Bowen and Robert J. Malone.  The Audit  Committee held 6 meetings  during the fiscal year ended July 31, 2003.  The Audit  Committee  furnishes the Board with recommendations  regarding  the  selection of the Fund's  independent  auditors.
Other main functions of the Audit Committee include, but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  auditors regarding the Fund's  internal  accounting  procedures and controls;  (iii) review reports from the Manager's  Internal Audit Department;  (iv) maintaining a separate line of  communication  between the Fund's  independent  auditors and its Independent
Trustees;  and (v) exercise all other functions  outlined in the Audit Committee
Charter,  including but not limited to reviewing the  independence of the Fund's independent  auditors  and the  pre-approval  of the  performance  by the Fund's independent  auditors of any non-audit service,  including tax service,  for the
Fund that is not prohibited by the Sarbanes-Oxley Act.

     The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for election as Trustees,  and  selecting  and  nominating
Independent  Trustees  for  election.  The Audit  Committee  may,  but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  trustees  except  for  those instances when a shareholder vote is required.

     To date,  the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals,  accompanied by complete and properly supported resumes, for the
Audit Committee's  consideration by mailing such information to the Committee in care of the Fund.  The  Committee  may consider  such persons at such time as it meets to consider  possible  nominees.  The  Committee,  however,  reserves sole
discretion  to  determine  the   candidates  to  present  to  the  Board  and/or
shareholders when it meets for the purpose of considering potential nominees.

     The members of the Review Committee are Jon S. Fossel (Chairman), Robert G.
Avis, Sam Freedman,  Beverly  Hamilton and F. William  Marshall,  Jr. The Review
Committee  held 6 meetings  during the fiscal  year ended July 31,  2003.  Among other functions,  the Review Committee reviews reports and makes recommendations to the Board  concerning  the fees  paid to the  Fund's  transfer  agent and the services  provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an "Independent  Trustee," as defined in the Investment Company Act.
Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a shareholder  of its parent  company.  Mr. Murphy was elected as a Trustee of the
Fund  with  the  understanding  that in the  event  he  ceases  to be the  chief executive  officer of the  Manager,  he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees  or  directors  of the  following  Oppenheimer  funds  (except  for Ms.
Hamilton and Mr.  Malone,  who are not Trustees of Oppenheimer  Senior  Floating
Rate Fund and Mr. Murphy is not a Trustee or Managing  General Partner of any of
the Centennial trusts) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                    Oppenheimer Real Asset Fund
Oppenheimer Champion Income Fund                             Oppenheimer Select Managers
Oppenheimer Capital Income Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.                                Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                  Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                          Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund                     Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                        Centennial Tax Exempt Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without  sales  charge.  The sales charges on Class A shares is waived for
that  group  because  of  the  economies  of  sales  efforts   realized  by  the
Distributor.

     Messrs. Murphy,  Molleur,  Wixted, Weiss Masterson,  Vottiero and Zack, and
Mses.  Feld, Wolf and Ives who are officers of the Fund,  respectively  hold the same offices  with one or more of the other Board II Funds as with the Fund.  As of August 27,  2003,  the  Trustees and officers of the Fund as a group owned of record or  beneficially  less than 1% of each  class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the officers of the Fund listed above. In addition,  each  Independent  Trustee,  and  his  family  members,  do  not  own securities  of either the  Manager or  Distributor  of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

     |X| Affiliated Transactions and Material Business  Relationships.  In 2001,
Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer Acquisition
Company ("OAC") (the Manager's  parent holding company) to MassMutual for a cash payment of $2,700,600.

     Mr. Swain has reported that he sold a residential  property to Mr. Freedman on October 23, 2001 for $1.2 million.  An independent  appraisal of the property supported the sale price.

     The  address of each  Trustee  in the chart  below is 6803 S.  Tucson  Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------- ----------------

Name,                      Principal Occupation(s) During Past 5 Years;                   Dollar Range     Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
Position(s) Held with                                                                     of Shares        of the
Fund,                      Other Trusteeships/Directorships Held by Trustee;              Beneficially     Oppenheimer
Length of Service,         Number of  Portfolios in Fund Complex  Currently  Overseen by  Owned in the     Funds Overseen
Age                        Trustee                                                        Fund             by Trustee

-------------------------- ------------------------------------------------------------------------------- ----------------
-------------------------- ------------------------------------------------------------------------------------------------

                                                                                          As of December 31, 2002

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------- ----------------

James C. Swain,            Formerly,  Chief Executive Officer (until August 27, 2002) of  $0               Over $100,000
Chairman and Trustee       the Board II Funds,  President and a director (until 1997) of
since 1989                 the  Manager  and Vice  Chairman  (until  January 2, 2002) of
Age: 69                    OppenheimerFunds,   Inc.   (of   which  the   Manager   is  a
                           wholly-owned  investment  advisory  subsidiary).  Oversees 43 portfolios in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------- ----------------
-------------------------- ------------------------------------------------------------------------------- ----------------

William L. Armstrong,      Chairman   of  the   following   private   mortgage   banking  $0               $50,001-
Vice Chairman              companies:   Cherry  Creek  Mortgage  Company  (since  1991),
Since 2003 and             Centennial  State Mortgage  Company (since 1994), The El Paso
Trustee since 1999         Mortgage Company (since 1993),  Transland Financial Services,
Age: 66                    Inc.  (since  1997);   Chairman  of  the  following   private
                           companies:   Great  Frontier  Insurance   (insurance  agency)
                           (since  1995),  Ambassador  Media  Corporation  and  Broadway
                           Ventures  (since 1984);  a director of the  following  public
                           companies:   Helmerich   &   Payne,   Inc.   (oil   and   gas
                           drilling/production  company) (since 1992) and  UNUMProvident
                           (insurance  company)  (since 1991).  Mr.  Armstrong is also a
                           Director/Trustee   of  Campus  Crusade  for  Christ  and  the                   $100,000
                           Bradley  Foundation.  Formerly a director  of the  following:
                           Storage  Technology  Corporation  (a  publicly-held  computer equipment  company)  (1991-February  2003), and International
                           Family  Entertainment   (television   channel)   (1992-1997),
                           Frontier   Real  Estate,   Inc.   (residential   real  estate
                           brokerage)  (1994-1999),  and Frontier Title (title insurance
                           agency)   (1995-June   1999);   a   U.S.   Senator   (January
                           1979-January   1991).   Oversees   43   portfolios   in   the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Robert G. Avis,            Formerly,  Director and  President of A.G.  Edwards  Capital,  $0               $1-$10,000
Trustee since 1993         Inc.   (General  Partner  of  private  equity  funds)  (until
Age: 72                    February  2001);  Chairman,  President  and  Chief  Executive
                           Officer of A.G.  Edwards  Capital,  Inc.  (until March 2000);
                           Vice  Chairman  and Director of A.G.  Edwards,  Inc. and Vice
                           Chairman of A.G. Edwards & Sons, Inc. (its brokerage  company subsidiary)  (until  March  1999);  Chairman of A.G.  Edwards
                           Trust  Company  and  A.G.E.   Asset  Management   (investment
                           advisor)  (until  March  1999);  and a Director  (until March
                           2000) of A.G.  Edwards & Sons and A.G. Edwards Trust Company.
                           Oversees 43 portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

George C. Bowen,              Formerly  (until April 1999) Mr.  Bowen held the  following  $0              Over $100,000
Trustee since 1997            positions:  Senior Vice President (from September 1987) and
Age: 66                       Treasurer (from March 1985) of OppenheimerFunds,  Inc; Vice
                              President  (from  June  1983) and  Treasurer  (since  March
                              1985) of OppenheimerFunds  Distributor,  Inc. (a subsidiary of  OppenheimerFunds,  Inc.,  of which  the  Manager  is an investment  advisory  subsidiary);  Senior  Vice  President
                              (since   February  1992),   Treasurer   (since  July  1991)
                              Assistant  Secretary and a director  (since  December 1991)
                              of the Manager;  Vice  President  (since  October 1989) and
                              Treasurer   (since   April  1986)  of   HarbourView   Asset
                              Management  Corporation (an investment  advisory subsidiary of  OppenheimerFunds,  Inc.);  President,  Treasurer  and a
                              director  (June  1989-January  1990) of Centennial  Capital
                              Corporation  (a prior  investment  advisory  subsidiary  of
                              OppenheimerFunds,   Inc.);  Vice  President  and  Treasurer
                              (since  August  1978) and  Secretary  (since April 1981) of
                              Shareholder Services,  Inc., and Vice President,  Treasurer
                              and  Secretary   (since   November   1989)  of  Shareholder
                              Financial   Services,   Inc.   (both  are  transfer   agent
                              subsidiaries   of   OppenheimerFunds,    Inc.);   Assistant
                              Treasurer  (since  March 1998) of  Oppenheimer  Acquisition
                              Corp.  (OppenheimerFunds,  Inc.'s parent holding  company);
                              Treasurer (since November 1989) of Oppenheimer  Partnership
                              Holdings,   Inc.   (a   holding   company   subsidiary   of
                              OppenheimerFunds,   Inc.);  Vice  President  and  Treasurer
                              (since  July 1996) of  Oppenheimer  Real Asset  Management,
                              Inc.    (an    investment     advisory     subsidiary    of
                              OppenheimerFunds,  Inc.); Treasurer (since October 1997) of
                              OppenheimerFunds  International  Ltd. and  OppenheimerFunds
                              plc   (offshore    fund    management    subsidiaries    of
                              OppenheimerFunds,  Inc.).  Oversees  43  portfolios  in the
                              OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
-------------------------- ------------------------------------------------------------------------------------------------

Edward L. Cameron,         A  member  of  The  Life  Guard  of  Mount   Vernon,   George  $0               $50,001-
Trustee since 1999         Washington's  home (since June 2000).  Formerly (March 2001 -
Age: 64                    May 2002)  Director of Genetic ID, Inc. and its  subsidiaries
                           (a   privately   held  biotech   company);   a  partner  with
                           PricewaterhouseCoopers  LLP (from  1974-1999)  (an accounting firm) and Chairman  (from  1994-1998),  Price  Waterhouse LLP
                           Global   Investment   Management   Industry  Services  Group.
                           Oversees 43 portfolios in the OppenheimerFunds complex.                         $100,000

-------------------------- ------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Jon S. Fossel,             Chairman  and  Director  (since  1998) of Rocky  Mountain Elk  $0               Over $100,000
Trustee since 1990         Foundation  (a  not-for-profit  foundation);  and a  director
Age: 61                    (since  October  1999) of P.R.  Pharmaceuticals  (a privately
                           held  company)  and  UNUMProvident  (an  insurance   company)
                           (since  June  1,  2002).  Formerly  Chairman  and a  director
                           (until  October  1996)  and  President  and  Chief  Executive
                           Officer  (until  October  1995)  of  OppenheimerFunds,  Inc.;
                           President,   Chief  Executive   Officer  and  a  director  of
                           Oppenheimer  Acquisition  Corp.,  Shareholders  Services Inc.
                           and  Shareholder  Financial  Services,  Inc.  (until  October
                           1995).   Oversees  43  portfolios  in  the   OppenheimerFunds
                           complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Sam Freedman,                 Director of Colorado  Uplift (a non-profit  charity) (since  $0              Over $100,000
Trustee since 1996            September   1984).   Formerly   (until  October  1994)  Mr.
Age: 62                       Freedman   held   several   positions  in   subsidiary   or
                              affiliated companies of OppenheimerFunds,  Inc. Oversees 43 portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Beverly L. Hamilton,          Trustee (since 1996) of MassMutual  Institutional Funds and  $0              $10,001-$50,000
Trustee since 2002            of  MML  Series   Investment   Fund  (open-end   investment
Age: 56                       companies);  Director of MML  Services  (since  April 1987)
                              and  America  Funds  Emerging  Markets  Growth  Fund (since
                              October  1991)  (both  are   investment   companies),   The
                              California  Endowment (a philanthropy  organization) (since
                              April 2002), and Community Hospital of Monterey  Peninsula,
                              (since  February  2002); a trustee (since February 2000) of
                              Monterey     International    Studies    (an    educational
                              organization),  and  an  advisor  to  Unilever  (Holland)'s pension  fund and to Credit  Suisse First  Boston's  Sprout venture  capital  unit.  Mrs.  Hamilton also is a member of the investment  committees of the  Rockefeller  Foundation,
                              the   University   of  Michigan  and   Hartford   Hospital.
                              Formerly,   President   (February   1991-April  2000)  ARCO
                              Investment  Management  Company.  Oversees 44 portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Robert J. Malone,             Director   (since  2001)  of  Jones   Knowledge,   Inc.  (a  $0              Over $100,000
Trustee since 2002            privately held company),  U.S.  Exploration,  Inc.,  (since
Age: 58                       1997),  Colorado UpLIFT (a non-profit  organization) (since
                              1986)  and a trustee  of the  Gallagher  Family  Foundation
                              (non-profit organization) (since 2000). Formerly,  Chairman of U.S.  Bank (a  subsidiary  of U.S.  Bancorp and formerly
                              Colorado  National  Bank,) (July  1996-April 1, 1999) and a
                              director of Commercial  Assets,  Inc. (a REIT) (1993-2000).
                              Oversees 44 portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

F. William Marshall, Jr.,     Trustee (since 1996) of MassMutual  Institutional Funds and  $0              Over $100,000
Trustee since 2000            of  MML  Series   Investment   Fund  (open-end   investment
Age: 61                       companies);  Trustee  (since  1987),  Chairman of the Board
                              (since  2003)  and  Chairman  of the  investment  committee
                              (since  1994)  for  the   Worcester   Polytech   Institute;
                              President  and  Treasurer  (since  January 1999) of the SIS
                              Fund (a private not for profit  charitable  fund);  Trustee
                              (since  1995)  of  the   Springfield   Library  and  Museum
                              Association;  Trustee  (since 1996) of the Community  Music
                              School of Springfield.  Formerly,  member of the investment
                              committee   of  the   Community   Foundation   of   Western
                              Massachusetts  (1998 - 2003);  Chairman (January  1999-July
                              1999) of SIS & Family  Bank,  F.S.B.  (formerly  SIS Bank);
                              President,   Chief  Executive  Officer  and  Director  (May
                              1993-December  1998)  of SIS  Bankcorp,  Inc.  and SIS Bank
                              (formerly   Springfield   Institution   for   Savings)  and
                              Executive  Vice  President   (January  1999-July  1999)  of
                              Peoples  Heritage   Financial  Group,   Inc.   Oversees  43
                              portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------

     The address of Mr.  Murphy in the chart below is 498  Seventh  Avenue,  New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                              Interested Trustee and Officer

---------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------

Name,                       Principal Occupation(s) During Past 5 Years;                   Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
Position(s) Held with                                                                      of Shares       Owned in
Fund,                       Other Trusteeships/Directorships Held by Trustee;              Beneficially    Any of the
Length of Service,          Number of Portfolios in Fund Complex Currently Overseen by     Owned in the    Oppenheimer
Age                         Trustee                                                        Fund            Funds

--------------------------- -------------------------------------------------------------- --------------- ----------------
--------------------------- -------------------------------------------------------------- --------------------------------

                                                                                           As of December 31, 2002

--------------------------- -------------------------------------------------------------- --------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------

John V. Murphy,             Director  (since  November  2001) of the  Manager;  Chairman,  $0              Over $100,000
President and Trustee       Chief  Executive  Officer and director  (since June 2001) and
since 2001                  President (since September 2000) of  OppenheimerFunds,  Inc.;
Age: 54                     President  and a trustee  or  director  of other  Oppenheimer
                            funds;   President  and  a  director  (since  July  2001)  of
                            Oppenheimer  Acquisition Corp. and of Oppenheimer Partnership
                            Holdings,   Inc.;  a  director   (since   November  2001)  of
                            OppenheimerFunds  Distributor,  Inc.; Chairman and a director
                            (since  July  2001)  of  Shareholder  Services,  Inc.  and of
                            Shareholder   Financial  Services,   Inc.;  President  and  a
                            director  (since  July  2001)  of   OppenheimerFunds   Legacy
                            Program  (a   charitable   trust   program   established   by
                            OppenheimerFunds,   Inc.);   a  director  of  the   following
                            investment advisory  subsidiaries of OppenheimerFunds,  Inc.:
                            OFI  Institutional  Asset  Management,  Inc.  (since November
                            2001),  HarbourView  Asset  Management  Corporation  and  OFI
                            Private  Investments,   Inc.  (since  July  2002);  President
                            (since  November 1, 2001) and a director (since July 2001) of
                            Oppenheimer  Real Asset  Management,  Inc.; a director (since
                            November  2001) of Trinity  Investment  Management  Corp. and
                            Tremont Advisers,  Inc.  (investment  advisory  affiliates of
                            OppenheimerFunds,  Inc.);  Executive  Vice  President  (since
                            February  1997)  of   Massachusetts   Mutual  Life  Insurance
                            Company   (OppenheimerFunds,   Inc.'s  parent   company);   a
                            director (since June 1995) of DLB Acquisition  Corporation (a holding  company  that  owns  shares  of  David  L.  Babson &
                            Company,  Inc.);  formerly Chief Operating Officer (September
                            2000-June  2001) of  OppenheimerFunds,  Inc.;  President  and
                            trustee   (November   1999-November   2001)  of  MML   Series
                            Investment Fund and MassMutual  Institutional Funds (open-end investment  companies);  a  director  (September  1999-August
                            2000)  of  C.M.  Life  Insurance  Company;  President,  Chief
                            Executive Officer and director  (September  1999-August 2000)
                            of MML Bay State Life  Insurance  Company;  a director  (June
                            1989-June 1998) of Emerald Isle Bancorp and Hibernia  Savings
                            Bank  (wholly-owned  subsidiary of Emerald Isle Bancorp).  An officer of 91 portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- --------------- ----------------

     The address of the  Officers in the chart below is as follows:  for Messrs.
Molleur and Zack and Ms.  Feld,  498 Seventh  Avenue,  New York,  NY 10018,  for
Messrs. Masterson, Vottiero, Weiss and Wixted and Mses. Bechtolt, Ives and Wolf,
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Name,                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Barry D. Weiss, Vice               Vice  President of the Manager  (since July 2001);  an officer of 6  portfolios  in the
President and Portfolio            OppenheimerFunds  complex;  formerly Assistant Vice President and Senior Credit Analyst
Manager since 2001                 of the  Manager  (February  2000-June  2001).  Prior to joining the Manager in February
Age: 39                            2000, he was Associate  Director,  Structured  Finance,  Fitch IBCA Inc.  (April 1998 -
                                   February  2000);  and News Director,  Fitch Investors  Service  (September 1996 - April
                                   1998).

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Carol E. Wolf, Vice President      Senior Vice President  (since June 2000) of the Manager;  an officer of 6 portfolios in
and Portfolio Manager              the OppenheimerFunds  complex; formerly Vice President of the Manager (June 1990 - June
since 1998                         2000).
Age: 51

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since March 1999) of  OppenheimerFunds,  Inc.;
Treasurer since 1999               Treasurer (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder
Age: 43                            Services,  Inc., Oppenheimer Real Asset Management  Corporation,  Shareholder Financial
                                   Services, Inc., Oppenheimer Partnership Holdings,  Inc., OFI Private Investments,  Inc.
                                   (since March 2000),  OppenheimerFunds  International  Ltd.  and  OppenheimerFunds  plc,
                                   (offshore fund  management  subsidiaries of  OppenheimerFunds,  Inc.) (since May 2000), and OFI Institutional  Asset  Management,  Inc., an investment  advisory  subsidiary of
                                   OppenheimerFunds,  Inc. (since November  2000);  Treasurer and Chief Financial  Officer
                                   (since  May  2000)  of  Oppenheimer  Trust  Company,  a  trust  company  subsidiary  of
                                   OppenheimerFunds,   Inc.;   Assistant  Treasurer  (since  March  1999)  of  Oppenheimer
                                   Acquisition  Corp. and  OppenheimerFunds  Legacy  Program (since April 2000);  formerly
                                   Principal  and  Chief  Operating  Officer  (March   1995-March  1999),   Bankers  Trust
                                   Company-Mutual   Fund   Services   Division.   An  officer  of  91  portfolios  in  the
                                   OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip Vottiero,                   Assistant Vice President of the Manager  (since September 1998); formerly Manager/Fund
Assistant Treasurer since 2002     Accounting (September 1994-September 1998) of the Manager. An officer of 91 portfolios
Age: 40                            in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Vice President/Fund  Accounting of OppenheimerFunds,  Inc. (since March 2002); formerly
Vice President & Secretary  since  Vice  President/Corporate  Accounting of OppenheimerFunds,  Inc. (July 1999-March 2002)
2001                               prior to which he was Chief Financial Officer at Sovlink  Corporation  (April 1996-June
Age: 54                            1999). An officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Katherine P. Feld,                 General Counsel (since November 2001) of the Manager;  Senior Vice President (since May
Assistant Secretary since 2001     1985) and General  Counsel (since  February 2002) of  OppenheimerFunds,  Inc.;  General
Age: 45                            Counsel and a director (since  November 2001) of  OppenheimerFunds  Distributor,  Inc.;
                                   Senior Vice President and General  Counsel (since  November 2001) of HarbourView  Asset
                                   Management  Corporation;  Vice  President  and a  director  (since  November  2000)  of
                                   Oppenheimer  Partnership Holdings,  Inc.; Senior Vice President,  General Counsel and a
                                   director (since November 2001) of Shareholder  Services,  Inc.,  Shareholder  Financial
                                   Services,  Inc.,  OFI Private  Investments,  Inc.,  Oppenheimer  Trust  Company and OFI
                                   Institutional  Asset Management,  Inc.; a director (since November 2001) of Oppenheimer
                                   Real Asset Management,  Inc.;  Assistant Secretary and a director (since November 2001)
                                   of  OppenheimerFunds  International  Ltd.;  Vice  President  (since  November  2001) of
                                   OppenheimerFunds  Legacy  Program;  Secretary  (since  November  2001)  of  Oppenheimer
                                   Acquisition Corp.;  formerly Acting General Counsel (November  2001-February  2002) and
                                   Associate General Counsel (May 1981-October 2001) of OppenheimerFunds,  Inc.; Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd.  and  OppenheimerFunds  plc  (October   1997-November  2001).  An  officer  of  91
                                   portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Kathleen T. Ives,                                Director,  Vice  President and Assistant  Secretary  (since June 1999) of
Assistant Secretary since 2001                   the  Manager;  Vice  President  and Senior  Counsel  (since July 1999) of
Age: 37                                          OppenheimerFunds,   Inc.;   Vice   President   (since   June   1990)   of
                                                 OppenheimerFunds  Distributor,  Inc.;  Vice  President  (since  1997)  of
                                                 Oppenheimer  Real Asset  Management,  Inc.;  formerly Vice  President and
                                                 Associate  Counsel of  OppenheimerFunds,  Inc. (June 1990-July  1999). An
                                                 officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip T. Masterson,               Vice President and Assistant Counsel (since June 1998) of OppenheimerFunds,  Inc.; Vice
Assistant Secretary since 2002     President  (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and
Age: 39                            Assistant  Secretary (since 1999) of Shareholder  Services,  Inc.;  Assistant Secretary
                                   (since  December 2001) of  OppenheimerFunds  Legacy Program and  Shareholder  Financial
                                   Services,   Inc.;   formerly   Assistant  Vice  President  and  Assistant   Counsel  of
                                   OppenheimerFunds,  Inc. (August 1997-June 1998); Assistant Counsel of OppenheimerFunds,
                                   Inc.  (August  1994-August  1997). An officer of 91 portfolios in the  OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Denis R. Molleur,                             Vice President and
                                              Assistant Counsel of
                                              OppenheimerFunds, Inc.
                                              (since July 1998);
                                              formerly, an associate
Assistant Secretary since 2001                with Davis, Graham, &
Age: 45                                       Stubbs LLP (January
                                              1997-June 1998). An
                                              officer of 91 portfolios
                                              in the OppenheimerFunds
                                              complex.

---------------------------------------------------------------------------------------------------------------------------

     |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr.  Murphy) are affiliated  with the Manager and receive no salary or fee from the Fund. The remaining  Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's  fiscal year ended July 31,
2003. The  compensation  from all 41 of the Board II Funds  (including the Fund)
represents compensation received for serving as a director or trustee and member of a committee (if  applicable) of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------- -------------------------------- -------------------------------

Trustee Name and Other Fund Position(s) (as          Aggregate Compensation from     Total Compensation From Fund
                                                                                       and Fund Complex Paid to
applicable)                                                     Fund1                         Trustees*

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

James C. Swain                                                  $1,671                         $177,996
Chairman of the Board of Trustees

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

William L. Armstrong                                             $865                           $92,076
Vice Chairman of the Board and
Audit Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Robert G. Avis                                                   $866                           $92,199
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

George C. Bowen                                                  $855                           $91,124
Audit Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Edward L. Cameron                                                $937                           $99,743
Audit Committee Chairman

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Jon S. Fossel                                                    $888                           $94,590
Review Committee Chairman

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Sam Freedman                                                     $866                           $92,199
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Beverly Hamilton2                                               $548 3                         $113,6594
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Robert J. Malone2                                               $548 5                          $58,326
Audit Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

F. William Marshall, Jr.                                         $855                          $138,1246
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
   --------------------------------------------------------------------------------------------------------------------

     For the calendar year ended  December 31, 2002,  Mr. Kast received  $41,451 and Mr. Kirchner received $38,001 total compensation from all of the Oppenheimer funds for which they served as Trustee.

   -------------------------------------
   -------------------------------------

1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.  2. Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II Funds effective June 1, 2002.  Compensation  for Mrs.  Hamilton and
Mr. Malone was paid by all the Board II Funds, with the exception of Oppenheimer
Senior  Floating  Rate Fund for which they  currently  do not serve as  Trustees
(total of 40 Oppenheimer  funds at December 31, 2002). 3. Includes $548 deferred
under  Deferred   Compensation   Plan  described   below.  4.  Includes  $55,333
compensation  (of which 100% was deferred  under a deferred  compensation  plan)
paid to Mrs.  Hamilton  for  serving  as a trustee  by two  open-end  investment companies  (MassMutual  Institutional  Funds and MML Series Investment Fund) the
investment  adviser  for which is the  indirect  parent  company  of the  Fund's
Manager.   The  Manager  also  serves  as  the  Sub-Advisor  to  the  MassMutual
International  Equity  Fund,  a series of  MassMutual  Institutional  Funds.  5.
Includes $548 deferred under Deferred  Compensation  Plan  described  below.  6.
Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

     *  For  purposes  of  this  section  only,  "Fund  Complex"   includes  the
Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund
in accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

     |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the  Trustee  under this plan will be  determined  based upon the performance of the selected funds.

     Deferral of Trustees' fees under this plan will not  materially  affect the
Fund's assets,  liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Fund may invest in the funds  selected by the Trustee under  this  plan  without  shareholder  approval  for the  limited  purpose  of determining the value of the Trustees' deferred fee accounts.

     |X| Major Shareholders. As of August 27, 2003 no persons owned of record or was known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     The  portfolio  managers of the Fund are  principally  responsible  for the day-to-day management of the Fund's investment  portfolio.  Other members of the
Manager's  fixed-income  portfolio  department,  particularly security analysts, traders and other portfolio  managers,  have broad experience with  fixed-income securities. They provide the Fund's portfolio managers with research and support in managing the Fund's investments.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager,  at its expense,  to provide the Fund with  adequate  office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration  for the  Fund.  Those  responsibilities  include  the compilation  and  maintenance  of records  with respect to its  operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes, fees to  unaffiliated  Trustees,  legal and audit  expenses,  custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are  calculated  at the rates  described in the Prospectus.

Fiscal Year ended 7/31             Management Fee Paid to OppenheimerFunds, Inc.

   2001                                   $3,013,774

   2002                                   $3,774,010

   2003                                   $4,215,556*

                    * Effective  December 6, 2002,  the Manager  agreed to limit the Fund's  management  fees to 0.40% of average  net assets for each class.  That expense  limitation  can be amended or terminated  at  any  time  without  advance  notice.  If the management fee had not been reduced, the management fee paid for this period would have been $4,619,828.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith  errors or  omissions  in  connection  with any matters to which that agreement relates.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the Independent  Trustees,  is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board also receives  information about the 12b-1  distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

     The Board reviewed the foregoing information in arriving at its decision to renew  the  investment  advisory  agreement.  Among  other  factors,  the  Board considered:

     o The nature,  cost,  and quality of the services  provided to the Fund and its shareholders;

     o The profitability of the Fund to the Manager;

     o The  investment  performance  of the Fund in comparison to regular market indices;

     o Economies of scale that may be available to the Fund from the Manager;

     o Fees paid by other  mutual  funds for similar  services;

     o The value and quality of any other  benefits or services  received by the
Fund from its  relationship  with the  Manager;  and

     o  The  direct  and  indirect   benefits  the  Manager  received  from  its
relationship  with the Fund. These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar  arrangements  permissible under Section 28(e) of the Securities Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered by the  Independent  Trustees,  meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules  regarding  the  independence  of counsel.

     After careful  deliberation,  the Board  concluded  that it was in the best interest of  shareholders  to continue the  investment  advisory  agreement  for another  year.  In arriving at a decision,  the Board did not single out any one factor or group of factors  as being more  important  than  other  factors,  but considered  all factors  together.  The Board judged the terms and conditions of the investment  advisory  agreement,  including the investment  advisory fee, in light of all of the surrounding circumstances.

     |X|   Portfolio   Transactions.   Portfolio   decisions   are  based   upon
recommendations  and judgment of the Manager subject to the overall authority of
the  Board  of  Trustees.   Most  purchases  made  by  the  Fund  are  principal
transactions at net prices, so the Fund incurs little or no brokerage costs. The
Fund deals  directly  with the selling or  purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services  of a broker.  Purchases  of  portfolio  securities  from  underwriters include a commission or concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

     The Fund seeks to obtain prompt  execution of orders at the most  favorable net price. If dealers are used for portfolio  transactions,  transactions may be directed to dealers for their  execution  and  research  services.  The research services  provided by a  particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research received for the  commissions  of those other accounts may be useful both to the
Fund and one or more of such other accounts. Investment research services may be supplied  to the Manager by a third  party at the  instance of a broker  through which trades are placed.  It may include  information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  receipt of market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and  services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views
and  comparisons  for  consideration,   and  helps  the  Manager  obtain  market
information  for the  valuation of  securities  held in the Fund's  portfolio or being considered for purchase.

     Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the
Manager or distributed by the  Distributor may also be considered as a factor in the direction of transactions  to dealers.  That must be done in conformity with the price,  execution and other  considerations  and practices  discussed above.
Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio  transactions will be handled by any securities dealer affiliated with the Manager.

     The Fund's policy of investing in  short-term  debt  securities  results in high portfolio turnover and may increase the Fund's transaction costs.  However, since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public offering of the different  classes of shares of the Fund. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of  printing  and  mailing  prospectuses,  other  than those  furnished  to existing  shareholders.  The  Distributor  is not  obligated  to sell a specific number  of  shares.  Expenses  normally  attributable  to sales are borne by the
Distributor,  except those paid by the Fund under its  Distribution  and Service
Plans described below.

     The concessions  paid to, or retained by, the Distributor  from the sale of shares  during the Fund's three most recent  fiscal  years,  and the  contingent deferred sales charges  retained by the  Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

---------------- --------------------------------- ---------------------------------- ---------------------------------

Fiscal Year      Concessions on Class B Shares     Concessions on Class C Shares      Concessions on Class N Shares
Ended 7/31:      Advanced by Distributor1          Advanced by Distributor1           Advanced by Distributor1

---------------- --------------------------------- ---------------------------------- ---------------------------------
---------------- --------------------------------- ---------------------------------- ---------------------------------

2001             $1,031,706                        $113,935                           $61,374

---------------- --------------------------------- ---------------------------------- ---------------------------------
---------------- --------------------------------- ---------------------------------- ---------------------------------

2002             $954,517                          $233,346                           $635,960

---------------- --------------------------------- ---------------------------------- ---------------------------------
---------------- --------------------------------- ---------------------------------- ---------------------------------

20033            $363,611                          $208,888                           $887,944

---------------- --------------------------------- ---------------------------------- ---------------------------------

                    1. The Distributor  advances  concession payments to dealers for  certain  sales of Class B,  Class C and  Class N shares from its own resources at the time of sale.

                    2. The inception date of Class N shares was March 1, 2001.

                    3.  The  Distributor's  sales  concession  rates on Class B,
                    Class C and Class N shares  sold prior to January  20,  2003 were higher than the current  rates  (shown on page x of the
                    Prospectus).

 ------------- ------------------------- ------------------------- ------------------------- -------------------------

 Fiscal Year   Class A Contingent        Class B Contingent        Class C Contingent        Class N Contingent
               Deferred Sales Charges    Deferred Sales Charges    Deferred Sales Charges    Deferred Sales Charges
 Ended 7/31    Retained by Distributor   Retained by Distributor   Retained by Distributor   Retained by Distributor

 ------------- ------------------------- ------------------------- ------------------------- -------------------------
 ------------- ------------------------- ------------------------- ------------------------- -------------------------

 2003          $41,397                   $845,548                  $111,680                  $1,224,487

 ------------- ------------------------- ------------------------- ------------------------- -------------------------

                    Distribution  and  Service  Plans.  The Fund has  adopted  a
                    Service Plan for Class A shares and Distribution and Service
                    Plans for Class B,  Class C and  Class N shares  under  Rule
                    12b-1 of the  Investment  Company Act. Under those plans the
                    Fund pays the  Distributor for all or a portion of its costs
                    incurred  in  connection   with  the   distribution   and/or
                    servicing of the shares of the particular class.

     Each plan has been approved by a vote of the Board of Trustees, including a majority of the  Independent  Trustees1,  cast in person at a meeting called for the purpose of voting on that plan.

                    Under the plans,  the Manager and the  Distributor  may make payments to affiliates and, in their sole  discretion,  from time to time, may use their own resources (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and  administrative services they perform.  The Manager may use its profits from the  advisory fee it receives  from the Fund.  In their sole discretion,  the Distributor and the Manager may increase or decrease  the  amount of  payments  they make from their own resources to plan recipients.

                    Unless a plan is  terminated  as described  below,  the plan continues in effect from year to year but only if the Fund's
                    Board of Trustees and its Independent Trustees  specifically vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the  vote of a  majority  of the  Independent
                    Trustees or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company Act) of the  outstanding shares of that class.

                    The Board of  Trustees  and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially the amount of payments to be made under a plan  must  be  approved  by  shareholders  of  the  class affected  by the  amendment.  Because  Class B shares of the
                    Fund  automatically  convert  into  Class A shares 72 months after  purchase,  the Fund must obtain the  approval of both
                    Class A and Class B  shareholders  for a  proposed  material amendment to the Class A Plan that would materially increase payments  under  the  plan.  That  approval  must  be  by  a
                    "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

                    While the plans are in  effect,  the  Treasurer  of the Fund shall provide  separate  written reports on the plans to the
                    Board of Trustees  at least  quarterly  for its review.  The
                    Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports  are  subject  to the  review  and  approval  of the
                    Independent Trustees.

                    Each plan states that while it is in effect,  the  selection and  nomination  of those  Trustees  of the Fund who are not
                    "interested  persons"  of  the  Fund  is  committed  to  the discretion  of  the  Independent  Trustees.  This  does  not prevent  the  involvement  of  others in the  selection  and nomination  process  as long  as the  final  decision  as to selection  or  nomination  is  approved by a majority of the
                    Independent Trustees.

                    Under the plan for a class,  no payment  will be made to any recipient  in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for  itself  and its  customers  does not  exceed a  minimum amount,  if  any,  that  may be set  from  time to time by a majority of the Independent Trustees.  The Board of Trustees has set no minimum  amount of assets to qualify for payments under the plans.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.20%
of average annual net assets of Class A shares. While the plan permits the Board to authorize  payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor  makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets  consisting of Class A shares held in the accounts of the  recipients or their customers.

                    For the fiscal year ended July 31, 2003  payments  under the
                    Class A Plan totaled $887,674, all but $89 of which was paid by the  Distributor  to recipients.  That included  $148,511 paid to an affiliate of the  Distributor's  parent  company.
                    Any  unreimbursed   expenses  the  Distributor  incurs  with
                    respect  to Class A shares  in any  fiscal  year  cannot  be recovered in subsequent  years.  The Distributor may not use payments  received  under the Class A Plan to pay any of its interest  expenses,  carrying  charges,  or other  financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Service and Distribution Plans. Under each plan, service fees (if any) and distribution fees are computed on the average of the net asset  value of shares in the  respective  class,  determined  as of the close of each regular business day during the period. Each plan provides provide for the Distributor to be compensated at a flat rate,  whether the Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each Plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance.  However, no service fees are paid on Class B and Class C shares at this time. The  Distributor  currently  intends to pay the service fee to recipients in advance for the first year after Class N shares are purchased.  After the first  year Class N shares are  outstanding,  after  their purchase,  the Distributor makes service fee payments quarterly on those shares.
The  advance  payment  is based on the net asset  value of shares  sold.  Shares purchased  by exchange do not qualify for the advance  service fee  payment.  If
Class N shares are  redeemed  during the first year after  their  purchase,  the recipient  of the service  fees on those  shares will be  obligated to repay the
Distributor a pro rata portion of the advance payment of the service fee made on those shares.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the Distributor  will pay the Class B, Class C and/or Class N asset-based  sales charge and the Class N service fee to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

     The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  each class of shares.  The payments are made to the Distributor in recognition that the Distributor:  o........pays sales concessions to authorized brokers  and  dealers  at the time of sale and pays  service  fees as  described above,  o may  finance  payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from  its own  resources  or from  the  resources  of an  affiliate,  o  employs personnel to support  distribution of Class B, Class C and Class N shares, and o bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished to current  shareholders) and state "blue sky" registration fees and  certain  other  distribution  expenses.  o may not be  able  to  adequately compensate  dealers  that  sell  Class B,  Class C and  Class N  shares  without receiving  payment  under the plans and  therefore may not be able to offer such
Classes  for sale  absent  the  plans,  o  receives  payments  under  the  plans consistent  with the service fees and  asset-based  sales  charges paid by other non-proprietary  funds that charge 12b-1 fees, o may use the payments  under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares, o may experience increased difficulty selling the
Fund's  shares  if  payments  under  the  plan  are  discontinued  because  most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     When Class B, Class C or Class N shares are sold without the designation of
a   broker-dealer,   the   Distributor  is   automatically   designated  as  the
broker-dealer of record. In those cases, the Distributor retains the service fee
(Class N) and  asset-based  sales  charge  paid on Class B,  Class C and Class N shares.

     The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees  may allow the Fund to continue  payments of the  asset-based  sales
charge  to  the  Distributor  for  distributing   shares  before  the  plan  was
terminated.

     The  amount  shown  in the  following  table  reflects  a  decrease  in the asset-based  sales  charge on Class B and Class C shares,  from 0.75% to 0.5% of average  daily net  assets per annum,  effective  January 1, 2003.  The Fund may reinstate the full  asset-based  sales charge  permitted  under each plan at any time without advance notice.  The Distributor's  sales concession rates on Class
B, Class C and Class N shares  sold prior to January  20,  2003 were higher than the current rates (shown on page x of the prospectus).

             Distribution Fees Paid to the Distributor for the Year Ended 7/31/03

----------------------------------------------------------------------------------------------------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class:               Total Payments       Amount Retained by     Distributor's Aggregate      Distributor's
                                                                                              Unreimbursed Expenses
                                                                 Unreimbursed Expenses        as % of Net Assets of
                     Under Plan           Distributor            Under Plan                   Class

-------------------- -------------------- ---------------------- ---------------------------- ------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class B Plan             $2,353,379            $2,353,379                    $0                         0%

-------------------- -------------------- ---------------------- ---------------------------- ------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class C Plan              $685,2101             $607,900                     $0                         0%

-------------------- -------------------- ---------------------- ---------------------------- ------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class N Plan              $245,5602             $221,182                 $2,421,058                    4.62%

-------------------- -------------------- ---------------------- ---------------------------- ------------------------

1.    Included $11,231 paid to an affiliate of the Distributor's parent company.
2.    Included $2,392 paid to an affiliate of the Distributor's parent company.

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Performance of the Fund

                    Explanation  of  Performance  Terminology.  The Fund  uses a variety of terms to illustrate its performance.  These terms include "yield,"  "compounded  effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Fund's  performance  as of the Fund's  most  recent
                    fiscal  year  end.  You  can  obtain   current   performance
                    information   by  calling  the  Fund's   Transfer  Agent  at
                    1.800.225.5677 or by visiting the OppenheimerFunds  Internet web site at www.oppenheimerfunds.com. The Fund's performance would  have been  lower in the  absence  of the fee  waivers described on page 4 of the Prospectus. Those fee waivers may be withdrawn at any time.

     The Fund's  illustrations  of its performance data in  advertisements  must comply  with  rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data  that may be used and how it is to be calculated.  If the fund shows total  returns in  addition  to its  yields,  the returns must be for the 1-, 5- and 10-year  periods ending as of the most recent calendar  quarter  prior  to  the  publication  of  the  advertisement  (or  its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparisons with other investments:

                    o Yields and total  returns  measure  the  performance  of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's  performance will vary from the model  performance data if your  dividends  are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different time than the shares used in the model.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The Fund's yield is not fixed or guaranteed and will fluctuate.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     |X| Yields.  The Fund's current yield is calculated for a seven-day  period of time as follows.  First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account  having one share at the beginning of the seven-day  period.  The change includes  dividends declared on the original share and dividends declared on any shares  purchased with dividends on that share,  but such dividends are adjusted to exclude any realized or  unrealized  capital  gains or losses  affecting  the dividends  declared.  Next,  the base period  return is  multiplied  by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1)  adding 1 to the base period return (obtained as described above),
         (2)  raising the sum to a power equal to 365 divided by 7, and
         (3)  subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately
$100 in value due to the  effect of  rounding  off each  daily  dividend  to the nearest full cent.  The  calculation of yield under either  procedure  described above does not take into  consideration  any  realized  or  unrealized  gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the  return  on  dividends  declared  during a period  may not be the same on an annualized basis as the yield for that period.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that the  investment  is redeemed at the end of the period.  The  cumulative total return  measures the change in value over the entire  period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not  show  actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

     In calculating total returns for Class B shares,  payment of the applicable contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted  for  returns  for the  one-year  period.  For Class N  shares,  the 1%
contingent  deferred  sales  charge is deducted  for  returns  for the  one-year period.  Class N total returns may also be  calculated  for the periods prior to
3.1.01  (the  inception  date for Class N shares),  based on the Fund's  Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                                (        ) 1/n
                                (  ERV   )  - 1 = Average Annual Total Return
                                ( ----   )
                                    P

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                        ERV - P
                                        ----    = Total Return
                                         P

                   The Fund's Total Returns for the Periods Ended 7/31/035

Class of        Cumulative
Shares          Total Returns
Shares          (10 years or life-of-class)  Average Annual Total Returns

                                             1-Year                 5-Year                  10-Year

                                                                  (or life-of-class)      (or life-of-class)

                After      Without Sales   After      Without    After     Without     After       Without   Yield     Compounded
                Sales      Charge          Sales      Sales      Sales     Sales      Sales       Sales     (7 days    Effective
                Charge                     Charge     Charge     Charge    Charge     Charge      Charge    ended      Yield
                                                                                                            07/31/03)  (7 days
                                                                                                                       ended
                                                                                                                        07/31/03)

Class A1        43.27%       43.27%          0.54%       0.54%      3.20    3.20%       3.66%        3.66%       0.53%        0.53%

Class B         38.22%2      38.22%2         -4.73%2     0.27%      2.32%   2.69%       3.30%2       3.30%2      0.10%        0.10%

Class C         34.93%3      34.93%3         -0.75%3     0.25%      2.69%   2.69%       3.15%3       3.15%3      0.10%        0.10%

Class N         3.02%4       3.02%4          -0.57%      0.43%      1.24%   1.24%4      N/A          N/A         0.10%        0.10%

                    1. Inception of Class A shares: 1/3/89

                    2.  Inception of Class B shares:  8/17/93.  Because  Class B convert  to Class A shares 72  months  after  purchase,  the
                    "life-of-class"  return for Class B uses Class A performance for the period after conversion.

                    3. Inception of Class C shares: 12/1/93

                    4. Inception of Class N Shares: 3/1/01.

                    5.  The  amount  shown in the  following  table  reflects  a decrease  in the  asset-based  sales  charge  on Class B and
                    Class C  shares,  from  0.75% to 0.5% of  average  daily net assets per annum,  effective  January 1, 2003.  The Fund may reinstate the full asset-based  sales charge permitted under
                    each  plan  at  any  time  without   advance   notice.   The
                    Distributor's sales concession rates on Class B, Class C and
                    Class N shares  sold prior to January  20,  2003 were higher than the current rates (shown on page x of the Prospectus).

     |X|  Other  Performance  Comparisons.  Yield  information  may be useful to investors in reviewing  the Fund's  performance.  The Fund may make  comparisons between its yield and that of other investments,  by citing various indices such as The Bank Rate Monitor  National  Index  (provided by Bank Rate Monitor) which measures the average rate paid on bank money market  accounts,  NOW accounts and certificates  of deposits  by the 100  largest  banks and thrifts in the top ten metro areas.  When  comparing  the Fund's yield with that of other  investments, investors should  understand that certain other investment  alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

     From time to time,  the Fund may  include in its  advertisements  and sales literature performance  information about the Fund cited in other newspapers and periodicals,  such  as  The  New  York  Times,  which  may  include  performance quotations from other sources.

     From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of investor/shareholder services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking services.
They may be based on the opinions of the rating or ranking service itself, based on its  research  or  judgment,  or  based on  surveys  of  investors,  brokers, shareholders or others.

From  time  to time  the  Fund  may  include  in its  advertisements  and  sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge  arrangements  offered by the Fund, and the  circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least  $50 and  shareholders  must  invest at least  $500  before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of The New York Stock Exchange
("the  Exchange").  The  Exchange  normally  closes at 4:00 P.M.,  but may close earlier on certain  days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular  business  day. The proceeds of ACH  transfers are normally  received by the Fund three days after the transfers are initiated.  If the  proceeds  of the ACH  transfer  are not  received  on a timely  basis,  the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing  shares resulting from delays in ACH transmissions.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
Application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions. The foregoing discussion does not apply to Asset Builder Plans in
Class B shares of the Fund.

     You may purchase  Class B shares of the Fund  directly by  establishing  an
Asset Builder Plan.  The minimum  initial  investment  for Class B Asset Builder
Plans is $5,000 and the maximum initial  investment is $500,000.  Any redemption of Class B shares of the Fund or any other  Oppenheimer  fund  within 6 years of investment  may be subject to a contingent  deferred  sales  charge,  as further described in the Prospectus.

     If you wish to  purchase  Class B  shares  of  other  Oppenheimer  funds by dollar-cost  averaging,  you may do so by  establishing an Asset Builder Plan in
Class B shares of the Fund and simultaneously establishing an Automatic Exchange
Plan in the Fund to exchange the entire amount invested in Class B shares of the
Fund and reinvest that amount in Class B shares of other  Oppenheimer funds over a period that may not exceed 24 months.  This  privilege is not  available  with respect to Class C shares,  and the  investment  minimum and maximum noted above apply. See "Automatic Exchange Plans" below for more information.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it.  You may  change  the  amount  of your  Asset  Builder  payment  or your can terminate  these  automatic  investments  at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable  period  (approximately 10 days)
after  receipt of your  instructions  to implement  them.  The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free New York Municipals                      Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                                       Oppenheimer Total Return Bond Fund
Oppenheimer Global Fund                                       Oppenheimer Trinity Core Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                       Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund                                   Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Limited Term Municipal Fund                       OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Fund                                  OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - QM Active Balanced Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - Salomon Brothers All Cap Fund
Oppenheimer MidCap Fund

And the following money market funds:                         Centennial Government Trust
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial America Fund, L. P.                                Centennial Tax Exempt Trust
Centennial California Tax Exempt Trust

1        "OSM" stands for Oppenheimer Select Managers

     There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above  except the money  market funds and
Oppenheimer Senior Floating Rate Fund. Under certain circumstances  described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C and Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     |X| Alternative Sales  Arrangements.  As stated in the Prospectus,  Class B and Class C shares of the Fund may only be  acquired  by exchange of Class B and
Class C shares,  respectively,  of other  Oppenheimer  funds or directly through qualified  retirement  plans,  or for Class B shares,  pursuant to Asset Builder
Plans (above).

     Investors  should  understand that the purpose and function of the deferred sales charge and  asset-based  sales charge with respect to Class B, Class C and
Class N shares are the same as those of the initial sales charge with respect to
Class A share of  Oppenheimer  funds  other  than the money  market  funds.  Any salesperson  or other person  entitled to receive  compensation  for selling the
Fund  shares may receive  different  compensation  with  respect to one class of shares than the other.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

|X| Class A Shares Subject to a Contingent  Deferred Sales Charge. For purchases of Class A shares subject to a contingent  deferred sales charge as described in the  Prospectus,  no  sales  concessions  will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class A shares  purchased with the  redemption  proceeds of shares of another  mutual  fund  offered as an investment  option  in a  retirement  plan in which  Oppenheimer  funds are also offered as investment options under a special  arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan. Additionally,  that concession will not be paid on  purchases of shares by a  retirement  plan made with the  redemption proceeds of Class N shares of Class A one or more Oppenheimer  funds held by the plan for more than 18 months.

|X| Class B Conversion.  Under  current  interpretations  of applicable  federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect.

     Although  Class B shares could then be exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the imposition of a sales charge or fee,  such exchange  could  constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

|X| Availability of Class N Shares.  In addition to the description of the types of  retirement  plans  which  may  purchase  Class  N  shares  contained  in the prospectus, Class N shares also are offered to the following:

o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

o to all rollover contributions made to Individual 401(k) plans,  Profit-Sharing
Plans and Money Purchase Pension Plans,

o to all direct rollovers from OppenheimerFunds-sponsored  Pinnacle and Ascender retirement plans,

o to all trustee-to-trustee IRA transfers,

o to all 90-24 type 403(b) transfers,

o to Group  Retirement  Plans (as  defined in  Appendix C to this  Statement  of
Additional  Information)  which have entered into a special  agreement  with the
Distributor for that purpose,

o to Retirement  Plans qualified under Sections 401(a) or 401(k) of the Internal
Revenue Code, the  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o to OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds,
and

o to  certain  customers  of  broker-dealers  and  financial  advisors  that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

The sales  concession  and the advance of the service  fee, as  described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o purchases  of Class N shares in amounts of  $500,000  or more by a  retirement plan that pays for the purchase with the  redemption  proceeds of Class A shares
of  one  or   more   Oppenheimer   funds   (other   than   rollovers   from   an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

o purchases  of Class N shares in amounts of  $500,000  or more by a  retirement plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more Oppenheimer  funds held by the plan for more than one year (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k)
plan to any IRA invested in the Oppenheimer funds), and

o on  purchases of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or
Ascender 401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset  value of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:

o Accounts  that have  balances  below $500 due to the  automatic  conversion of shares from Class B to Class A shares;

o Accounts  with an active  Asset  Builder  Plan,  payroll  deduction  plan or a military allotment plan;

o   OppenheimerFunds-sponsored   group  retirement   accounts  that  are  making
continuing purchases;

o Certain  accounts  held by  broker-dealers  through  the  National  Securities
Clearing Corporation; and

o Accounts that fall below the $500 threshold due solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Value Per Share.  The net asset  value per share of each class of shares of the Fund is  determined  as of the close of  business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00  P.M.,  Eastern  time,  but may close  earlier  on some days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation  assumes a constant  amortization of any  premium  or  accretion  of any  discount,  regardless  of the  impact of fluctuating interest rates on the market value of the security. This method does
not  take  into   consideration  any  unrealized  capital  gains  or  losses  on securities.  While this method  provides  certainty  in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the Fund would receive if it sold the security.

     The Fund's Board of Trustees has established procedures reasonably designed to  stabilize  the Fund's net asset value at $1.00 per share.  Those  procedures include a review of the Fund's portfolio  holdings by the Board of Trustees,  at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available  market  quotations  deviates from $1.00 per share based on amortized cost.

     The Board of Trustees will examine the extent of any deviation  between the
Fund's net asset value based upon  available  market  quotations  and  amortized cost.  If the  Fund's net asset  value  were to deviate  from $1.00 by more than
0.5%, Rule 2a-7 requires the Board of Trustees to consider what action,  if any, should be  taken.  If they find  that the  extent of the  deviation  may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take  whatever  steps it considers  appropriate  to eliminate or reduce the dilution,  including,  among others,  withholding or reducing dividends,  paying dividends from capital or capital gains, selling portfolio  instruments prior to maturity to realize  capital gains or losses or to shorten the average  maturity of the portfolio,  or calculating  net asset value per share by using  available market quotations.

     During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower (and net investment  income and dividends  higher)
than those of a fund  holding the  identical  investments  as the Fund but which used a method of  portfolio  valuation  based on market  prices or  estimates of market prices.  During periods of rising interest rates,  the daily yield of the
Fund  would  tend to be higher  and its  aggregate  value  lower than that of an identical portfolio using market price valuation.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

(2) for  accounts for  corporations,  partnerships,  trusts and other  entities, represents that they are an officer, general partner, trustee or other fiduciary or agent,  as  applicable,  duly  authorized to act on behalf of the  registered owner(s);

(3)  authorizes  the Fund,  its Transfer  Agent and any bank  through  which the
Fund's  drafts  (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against  joint  accounts,  or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized  signature  appears on the Checkwriting card or the application, as applicable;

(5) understands that the Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6)  acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination  of  checkwriting  privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

o Class A shares  that were  purchased  by exchange of Class A shares of another
Oppenheimer fund on which an initial sales charge was paid or Class A or

o Class B shares on which a contingent deferred sales charge was paid.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C and  Class N  shares.  The Fund  may  amend,  suspend  or  cease  offering  this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under unusual circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

(1)      state the reason for the distribution;

(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and

(3)  conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

     Participants      (other      than      self-employed      persons)      in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives the order placed by the dealer or broker. However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper form.  The  signature(s)  of the  registered  owner(s) on the  redemption document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or  signature-guaranteed  instructions  sent to the Transfer  Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend,  suspend or discontinue offering such plans at any time without prior notice.  Class B, Class C and Class N shareholders should not  establish  withdrawal  plans,  because of the  potential  imposition of the contingent  deferred sales charge on such withdrawals (except where the Class B,
Class C or Class N  contingent  deferred  sales charge is waived as described in
Appendix C to this Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  applicable  to such plans as stated  below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be provided  on  the  account  application  or  signature-guaranteed  instructions.
Exchanges made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under withdrawal  plans  should  not be  considered  as a  yield  or  income  on  your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan
as  agent  for  the  shareholder  (the   "Planholder")  who  executed  the  Plan
authorization  and  application  submitted  to the Transfer  Agent.  Neither the
Transfer  Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payments,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder  should allow at least two weeks' time in mailing  such  notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the  then-current  Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance with the  requirements of the ten-current  Prospectus of the Fund.
In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset  value per share in effect and will mail a check for the  proceeds to the Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o All of the  Oppenheimer  funds  currently  offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
Centennial America Fund, L.P.                          Centennial New York Tax Exempt Trust

         Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust

         Centennial Government Trust                            Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust

         The following funds do not offer Class N shares:
         Oppenheimer AMT-Free New York Municipals                 Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer California Municipal Fund                    Oppenheimer Rochester National Municipals
         Oppenheimer Limited Term Municipal Fund                  Oppenheimer Senior Floating Rate Fund
         Oppenheimer Municipal Bond Fund                          Limited Term New York Municipal Fund
         Oppenheimer New Jersey Municipal Fund                    Rochester Fund Municipals

         The following funds do not offer Class Y shares:
        Oppenheimer AMT-Free New York Municipals                  Oppenheimer Limited Term Municipal Fund
        Oppenheimer California Municipal Fund                     Oppenheimer Multiple Strategies Fund
        Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
        Oppenheimer Cash Reserves                                 Oppenheimer Pennsylvania Municipal Fund
        Oppenheimer Champion Income Fund                          Oppenheimer Principal Protected Main Street Fund
        Oppenheimer Convertible Securities Fund                   Oppenheimer Quest Capital Value Fund, Inc.
        Oppenheimer Disciplined Allocation Fund                   Oppenheimer Quest International Value Fund, Inc.
        Oppenheimer Developing Markets Fund                       Oppenheimer Rochester National Municipals
        Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Senior Floating Rate Fund
        Oppenheimer International Bond Fund                       Oppenheimer Small Cap Value Fund
        Oppenheimer International Growth Fund                     Oppenheimer Total Return Bond Fund
        Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o Class Y shares of Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.

o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged only for Class A shares of other Oppenheimer  funds. They may not be acquired by exchange of shares of any class of any other  Oppenheimer  funds  except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other  Oppenheimer  funds and no exchanges  may be made to
Class X shares.

o Shares of  Oppenheimer  Capital  Preservation  Fund may not be  exchanged  for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash Reserves or
Oppenheimer   Limited-Term   Government  Fund.  Only   participants  in  certain
retirement plans may purchase shares of Oppenheimer  Capital  Preservation Fund, and only those  participants may exchange shares of other  Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

o Class A shares of Oppenheimer  Senior  Floating Rate Fund are not available by exchange  of  shares  of  Oppenheimer  Money  Market  Fund or Class A shares  of
Oppenheimer Cash Reserves.

o Shares of  Oppenheimer  Select  Managers  Mercury  Advisors S&P Index Fund and
Oppenheimer  Select  Managers  QM Active  Balanced  Fund are only  available  to retirement  plans and are  available  only by  exchange  from the same  class of shares of other Oppenheimer funds held by retirement plans.

o Class A shares of  Oppenheimer  funds may be  exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of
Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
They may also be used to  purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.

o Shares of Oppenheimer  Money Market Fund,  Inc.  purchased with the redemption proceeds  of shares of other  mutual  funds  (other  than  funds  managed by the
Manager or its subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor  of  eligibility  for this  privilege at the time the shares of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If  requested,  they must supply proof of entitlement to this privilege.

o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o Shares of Oppenheimer Principal Protected Main Street Fund acquired during the
Offering Period by reinvestment  of dividends or  distributions  from any of the other Oppenheimer funds or form any unit investment trust for which reinvestment arrangements  have been made with the  Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any  Oppenheimer  fund (other than  Rochester  National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the  initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When  Class A shares of  Rochester  National  Municipals  and  Rochester  Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o When  Class A shares of this Fund and  Oppenheimer  Money  Market  Fund,  Inc.
acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent  deferred  sales charge are redeemed  within the Class A holding  period of the fund from which the shares  were  exchanged,  the Class A contingent  deferred  sales  charge  of the fund  from  which  the  shares  were exchanged is imposed on the redeemed shares.

o With respect to Class B shares,  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans)  is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class, Class C or Class N shares are redeemed to effect an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N  contingent  deferred  sales  charge  will be followed  in  determining  the order in which the shares are  exchanged.  Before exchanging  shares,  shareholders  should take into account how the exchange may affect  any  contingent  deferred  sales  charge  that  might be  imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations), shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  such  as an  Asset  Builder  Plan  or  an  Automatic
Withdrawal  Plan,  will be  switched  to the new  account  unless  you  tell the
Transfer Agent not to do so. However,  special  redemption and exchange features such as  Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans  cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional  Information  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no  assurance as to the payment of any  dividends.  The  dividends  paid by a class of shares will vary from time to time depending on market conditions,  the composition  of the Fund's  portfolio,  and expenses  borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However,  dividends on Class
B, Class C and Class N shares are  expected to be lower than  dividends on Class
A. That is  because of the effect of the  asset-based  sales  charge on Class B,
Class C and Class N shares.

     Dividends,  distributions  (if any) and proceeds of the  redemption of Fund shares  represented  by checks  returned  to the  Transfer  Agent by the  Postal
Service as undeliverable  will be invested in shares of Oppenheimer Money Market
Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the  Transfer  Agent,  to enable the investor to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain  additional  tax  considerations  generally  affecting  the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

|X| Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable  interest,  dividends,  other taxable  ordinary  income net of expenses,  and net  short-term  capital gain in excess of net long-term  capital loss) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to  shareholders.
That  qualification  enables the Fund to "pass  through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a
"double tax" on that income and capital gains, since shareholders  normally will be taxed on the  dividends  and capital gains they receive from the Fund (unless their  Fund  shares  are held in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

The  Internal  Revenue  Code  contains a number of  complex  tests  relating  to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

To qualify as a regulated  investment company, the Fund must distribute at least
90% of its investment  company taxable income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital loss)
for the taxable year. The Fund must also satisfy  certain other  requirements of the Internal Revenue Code, some of which are described  below.  Distributions by the Fund made during the taxable year or, under specified circumstances,  within
12 months after the close of the taxable year, will be considered  distributions of  income  and gains  for the  taxable  year and will  therefore  count  toward satisfaction of the above-mentioned requirement.

To qualify as a regulated  investment company, the Fund must derive at least 90%
of its gross income from dividends,  interest,  certain payments with respect to securities  loans,  gains  from  the  sale or  other  disposition  of  stock  or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

In  addition to  satisfying  the  requirements  described  above,  the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

Distributions  by the Fund that do not constitute  ordinary income  dividends or capital gain  distributions will be treated as a return of capital to the extent of the  shareholder's  tax basis in their shares.  Any excess will be treated as gain from the sale of those shares,  as discussed  below.  Shareholders  will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable  return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

Distributions  by the  Fund  will  be  treated  in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  All income and any tax withheld by the Fund is  remitted  by the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise,  the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the Fund's  assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche llp are the independent auditors of the
Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Cash Reserves:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Cash Reserves, including the statement of investments, as of July
 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the
 Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Cash Reserves as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the
 United States of America.

    /s/ Deloitte & Touche LLP

 Deloitte & Touche LLP

 Denver, Colorado
 August 21, 2003

STATEMENT OF INVESTMENTS  July 31, 2003

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Certificates of Deposit--6.2%
--------------------------------------------------------------------------------
 Domestic Certificates of Deposit--3.3%
 Bank of New York,
 1.29%, 8/21/03                                     $ 15,000,000    $ 15,000,165
--------------------------------------------------------------------------------
 Citibank NA,
 1.055%, 10/30/03                                     10,000,000      10,000,000
--------------------------------------------------------------------------------
 National Bank of
 Commerce,
 Tennessee,
 1.225%, 6/14/04 1                                     6,500,000       6,499,344
                                                                    ------------
                                                                      31,499,509

--------------------------------------------------------------------------------
 Yankee Certificates of Deposit--2.9%
 Canadian Imperial
 Bank of Commerce,
 New York,
 1.23%, 8/7/03                                        10,000,000      10,000,000
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 New York:
 1.17%, 10/3/03                                        9,000,000       9,000,000
 1.19%, 10/2/03                                        8,000,000       8,000,137
                                                                    ------------
                                                                      27,000,137
                                                                    ------------
 Total Certificates of Deposit
 (Cost $58,499,646)                                                   58,499,646

--------------------------------------------------------------------------------
 Direct Bank Obligations--24.0%
 AB SPINTAB:
 0.935%, 10/27/03                                     10,000,000       9,977,404
 1.21%, 8/14/03                                       17,000,000      16,992,547
--------------------------------------------------------------------------------
 Bank of New York,
 1.87%, 8/5/03                                        10,000,000      10,000,655
--------------------------------------------------------------------------------
 Bank One NA:
 1.17%, 11/6/03                                       11,000,000      11,000,862
 1.25%, 8/15/03                                        5,000,000       4,999,990
--------------------------------------------------------------------------------
 Barclays US
 Funding Corp.,
 1.145%, 11/19/03                                      6,500,000       6,477,259
--------------------------------------------------------------------------------
 BNP Paribas
 Finance, Inc.,
 1.03%, 11/14/03                                      10,000,000       9,969,958
--------------------------------------------------------------------------------
 Credit Lyonnais
 North America, Inc.:
 1.035%, 10/23/03                                      7,000,000       6,983,296
 1.265%, 10/9/03                                      20,000,000      19,957,929
--------------------------------------------------------------------------------
 Danske Corp.,
 Series A:
 1.21%, 8/18/03                                       10,000,000       9,994,286
 1.21%, 8/20/03                                       10,000,000       9,993,561

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Direct Bank Obligations Continued
 Governor & Co.
 of the Bank of
 Ireland,
 1.15%, 11/17/03 2                                  $ 10,000,000    $  9,965,500
--------------------------------------------------------------------------------
 HBOS Treasury
 Services,
 1.035%, 10/3/03                                      10,000,000       9,981,888
--------------------------------------------------------------------------------
 NATC
 California LLC,
 1.06%, 10/27/03                                      10,000,000       9,974,383
--------------------------------------------------------------------------------
 Nationwide
 Building Society:
 1.22%, 8/11/03                                       10,000,000       9,996,611
 1.22%, 8/12/03                                       15,000,000      14,994,408
--------------------------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.03%, 10/17/03                                       5,000,000       4,988,985
 1.04%, 10/21/03                                       6,000,000       5,985,960
--------------------------------------------------------------------------------
 Societe General
 North America:
 1.02%, 9/3/03                                         4,000,000       3,996,260
 1.17%, 10/1/03                                       25,000,000      24,950,438
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 Inc., Series S,
 1.27%, 8/12/03                                       10,000,000       9,996,120
--------------------------------------------------------------------------------
 Wells Fargo
 Bank NA,
 1.22%, 8/15/03                                        5,000,000       5,000,000
                                                                    ------------
 Total Direct
 Bank Obligations
 (Cost $226,178,300)                                                 226,178,300

--------------------------------------------------------------------------------
 Short-Term Notes--53.9%
--------------------------------------------------------------------------------
 Asset-Backed--13.1%
 Crown Point
 Capital Co.:
 1%, 12/12/03 2                                        7,800,000       7,771,183
 1.05%, 10/17/03 2                                    10,000,000       9,977,542
--------------------------------------------------------------------------------
 FCAR Owner Trust I,
 1.25%, 8/22/03                                        8,229,000       8,223,000
--------------------------------------------------------------------------------
 GOVCO, Inc.:
 1.04%, 10/20/03 2                                    10,000,000       9,976,889
 1.20%, 9/15/03 2                                      4,500,000       4,493,250
--------------------------------------------------------------------------------
 Grampian
 Funding LLC:
 1.05%, 10/23/03 2                                    15,000,000      14,963,687
 1.08%, 9/4/03 2                                       4,000,000       3,995,920

  |  OPPENHEIMER CASH RESERVES

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Continued
 Lexington Parker
 Capital Co. LLC,
 1.23%, 10/6/03 2                                   $ 14,900,000    $ 14,866,401
--------------------------------------------------------------------------------
 Neptune
 Funding Corp.:
 1.08%, 9/24/03 2                                     10,000,000       9,983,500
 1.20%, 9/22/03 2                                      3,750,000       3,743,500
--------------------------------------------------------------------------------
 New Center
 Asset Trust,
 1.04%, 10/8/03                                        4,850,000       4,840,472
--------------------------------------------------------------------------------
 Perry Global
 Funding LLC,
 Series A:
 0.95%, 9/25/03 2                                      9,000,000       8,986,800
 1.23%, 8/27/03 2                                      6,000,000       5,994,670
--------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.115%, 8/29/03 2                                    10,000,000       9,991,328
 1.22%, 11/10/03 2                                     5,600,000       5,580,832
                                                                    ------------
                                                                     123,388,974

--------------------------------------------------------------------------------
 Automobiles--1.1%
 BMW US
 Capital Corp.,
 1.22%, 8/19/03                                       10,000,000       9,993,900
--------------------------------------------------------------------------------
 Capital Markets--11.1%
 Banc of America
 Securities LLC,
 1.19%, 8/1/03 1                                      15,000,000      15,000,000
--------------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc.,
 1.04%, 9/4/03                                        10,000,000       9,990,178
--------------------------------------------------------------------------------
 Citigroup
 Global Markets
 Holdings Inc.,
 1.03%, 10/6/03                                       12,500,000      12,476,396
--------------------------------------------------------------------------------
 Goldman Sachs
 Group LP:
 1.23%, 11/24/03                                       8,000,000       8,000,000
 1.26%, 9/8/03 3                                      10,000,000      10,000,000
 1.28%, 9/10/03 3                                      9,250,000       9,250,000
--------------------------------------------------------------------------------
 Morgan Stanley,
 0.875%, 12/2/03 1                                    10,000,000      10,000,000
--------------------------------------------------------------------------------
 Wachovia
 Securities LLC,
 1.29%, 3/26/04 1                                     30,000,000      30,000,000
                                                                    ------------
                                                                     104,716,574

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Chemicals--2.1%
 BASF AG:
 1.23%, 8/7/03 2                                    $ 15,000,000    $ 14,996,925
 1.26%, 8/29/03 2                                      5,000,000       4,995,100
                                                                    ------------
                                                                      19,992,025

--------------------------------------------------------------------------------
 Commercial Banks--0.7%
 JPMorgan
 Chase & Co.,
 1.05%, 10/29/03                                       7,000,000       6,981,829
--------------------------------------------------------------------------------
 Diversified Financial Services--1.4%
 General Electric
 Capital Corp.:
 1.25%, 10/8/03                                        7,800,000       7,781,583
 1.27%, 8/7/03                                         5,000,000       4,998,942
                                                                    ------------
                                                                      12,780,525

--------------------------------------------------------------------------------
 Food Products--2.7%
 Nestle Capital Corp.:
 1.04%, 10/2/03 2                                     10,000,000       9,982,089
 1.04%, 10/28/03 2                                    15,000,000      14,961,867
                                                                    ------------
                                                                      24,943,956

--------------------------------------------------------------------------------
 Insurance--3.7%
 General Electric
 Capital
 Assurance Co.,
 1.17%, 12/1/03 1,3                                   15,000,000      15,000,000
--------------------------------------------------------------------------------
 Pacific Life
 Insurance Co.,
 1.20%, 8/1/03 1,3                                     5,000,000       5,000,000
--------------------------------------------------------------------------------
 Prudential
 Insurance Co.
 of America,
 1.16%, 10/1/03 1                                     10,000,000      10,000,000
--------------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.22%, 8/1/03 1,3                                     5,000,000       5,000,000
                                                                    ------------
                                                                      35,000,000

--------------------------------------------------------------------------------
 Leasing & Factoring--4.2%
 American Honda
 Finance Corp.:
 1.239%, 2/4/04 1,4                                   10,000,000      10,000,000
 1.27%, 8/4/03 1,4                                    10,000,000      10,000,000
--------------------------------------------------------------------------------
 Volkswagen of
 America:
 1.15%, 9/12/03 2                                     10,000,000       9,986,583
 1.24%, 8/1/03 2                                      10,000,000      10,000,000
                                                                    ------------
                                                                      39,986,583

  OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Oil & Gas--1.1%
 Total Capital,
 1.265%, 8/6/03 2                                   $ 10,000,000    $  9,998,243
--------------------------------------------------------------------------------
 Special Purpose Financial--12.7%
 AriesOne Metafolio
 Corp.:
 1.07%, 8/5/03 2                                       6,200,000       6,199,263
 1.08%, 8/8/03 2                                       9,537,000       9,534,997
--------------------------------------------------------------------------------
 Cooperative Assn
 of Tractor Dealers,
 Inc., Series A:
 1.20%, 9/5/03                                        10,200,000      10,188,100
 1.30%, 8/1/03                                         5,000,000       5,000,000
--------------------------------------------------------------------------------
 Cooperative Assn
 of Tractor Dealers,
 Inc., Series B:
 1.10%, 10/24/03                                       7,500,000       7,480,750
 1.12%, 8/1/03                                         1,100,000       1,100,000
 1.27%, 11/3/03                                        2,000,000       1,993,368
--------------------------------------------------------------------------------
 CORSAIR Trust,
 Series 1-1005,
 1.339%, 9/17/03 1,4                                  10,000,000      10,000,000
--------------------------------------------------------------------------------
 Independence
 Funding LLC,
 1.05%, 8/28/03 4                                     10,000,000       9,992,125
--------------------------------------------------------------------------------
 Intrepid Funding
 Master Trust -
 Series 1999A,
 1.09%, 8/27/03 4                                     10,000,000       9,992,128
--------------------------------------------------------------------------------
 K2 (USA) LLC,
 1.057%, 7/15/04 1,4                                   5,000,000       4,998,500
--------------------------------------------------------------------------------
 LINKS Finance LLC,
 1.23%, 8/6/03 2                                      15,000,000      14,997,437
--------------------------------------------------------------------------------
 Parkland (USA) LLC,
 1.09%, 2/24/04 1,4                                   10,000,000      10,000,000
--------------------------------------------------------------------------------
 RACERS, Series
 2002-31-C,
 1.10%, 9/3/03 1,3                                     6,500,000       6,491,290
--------------------------------------------------------------------------------
 RACERS, Series
 2002-36-C,
 1.10%, 10/1/03 1,3                                   12,000,000      11,983,080
                                                                    ------------
                                                                     119,951,038
                                                                    ------------
 Total Short-Term Notes
 (Cost $507,733,647)                                                 507,733,647

--------------------------------------------------------------------------------
 U.S. Government Agencies--13.6%
 Federal Home Loan Bank:
 1.124%, 8/27/03                                    2,928,000          2,925,623
 1.23%, 7/6/04                                     10,000,000         10,000,000

                                                       Principal           Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 U.S. Government Agencies Continued
--------------------------------------------------------------------------------
 Federal Home Loan
 Mortgage Corp.:
 1.05%, 12/1/03                                     $  9,950,000    $  9,914,595
 1.06%, 11/21/03                                      10,000,000       9,967,022
 1.08%, 12/12/03                                      10,000,000       9,960,100
 1.09%, 9/22/03                                        5,000,000       4,992,128
--------------------------------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.03%, 10/22/03                                      25,000,000      24,941,175
 1.085%, 9/3/03                                       15,000,000      14,984,669
 1.14%, 11/26/03                                      10,000,000       9,962,950
 1.25%, 7/7/04                                        10,000,000      10,000,000
--------------------------------------------------------------------------------
 FNMA Master
 Credit Facility:
 0.95%, 1/2/04                                        10,000,000       9,959,361
 1.19%, 9/2/03                                        10,000,000       9,989,422
                                                                    ------------
 Total U.S. Government
 Agencies (Cost $127,597,045)                                        127,597,045

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $920,008,638)                                        97.7%    920,008,638
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                          2.3      21,584,474
                                                           ---------------------
 Net Assets                                                100.0%   $941,593,112
                                                           =====================

 Footnotes to Statement of Investments

 Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

 1. Represents the current interest rate for a variable or increasing rate security.
 2. Security issued in an exempt transaction without registration under the
 Securities Act of 1933. Such securities amount to $225,943,506, or 24% of the
 Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
 3. Identifies issues considered to be illiquid. See Note 4 of Notes to
 Financial Statements.
 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
 Trustees. These securities amount to $64,982,753 or 6.90% of the Fund's net assets as of July 31, 2003.

 See accompanying Notes to Financial Statements.

OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $920,008,638)--see
 accompanying statement                                            $920,008,638
-------------------------------------------------------------------------------
 Cash                                                                 2,098,374
-------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                  13,201,147
 Investments sold                                                    10,000,000
 Interest                                                               805,125
 Other                                                                  133,615
                                                                   ------------
 Total assets                                                       946,246,899

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                               4,099,264
 Transfer and shareholder servicing agent fees                          268,746
 Distribution and service plan fees                                      85,641
 Dividends                                                               85,455
 Trustees' compensation                                                     397
 Other                                                                  114,284
                                                                   ------------
 Total liabilities                                                    4,653,787

-------------------------------------------------------------------------------
 Net Assets                                                        $941,593,112
                                                                   ============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                        $    941,550
-------------------------------------------------------------------------------
 Additional paid-in capital                                         940,651,562
                                                                   ------------
 Net Assets                                                        $941,593,112
                                                                   ============

OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $465,843,139 and 465,853,617 shares of beneficial
 interest outstanding)                                                     $1.00
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $316,750,401 and 316,709,441 shares of beneficial
 interest outstanding)                                                     $1.00
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $106,649,584 and 106,637,714 shares of beneficial
 interest outstanding)                                                     $1.00
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,349,988 and 52,349,232 shares of beneficial interest
 outstanding)                                                              $1.00

 See accompanying Notes to Financial Statements.

OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003

--------------------------------------------------------------------------------
 Investment Income

 Interest                                                          $15,517,227
------------------------------------------------------------------------------
 Dividends                                                                 931
                                                                   -----------
 Total investment income                                            15,518,158

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                     4,619,828
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               887,674
 Class B                                                             2,353,379
 Class C                                                               685,210
 Class N                                                               245,560
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             2,010,854
 Class B                                                               956,149
 Class C                                                               343,706
 Class N                                                               112,959
--------------------------------------------------------------------------------
 Shareholder reports                                                   292,524
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            18,008
--------------------------------------------------------------------------------
 Trustees' compensation                                                  8,899
--------------------------------------------------------------------------------
 Other                                                                 163,419
                                                                   -----------
 Total expenses                                                     12,698,169
 Less reduction to custodian expenses                                     (989)
 Less voluntary reimbursement of management fees                      (404,272)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                        (449,748)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                        (139,102)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                         (77,200)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (33,450)
                                                                   -----------
 Net expenses                                                       11,593,408

--------------------------------------------------------------------------------
 Net Investment Income                                               3,924,750

--------------------------------------------------------------------------------
 Net Realized Gain on Investments                                       73,568

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $3,998,318
                                                                   ===========

 See accompanying Notes to Financial Statements.

OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                            2003                  2002
-------------------------------------------------------------------------------------------

 Operations

 Net investment income                                $    3,924,750        $    8,291,141
-------------------------------------------------------------------------------------------
 Net realized gain                                            73,568               110,956
                                                      -------------------------------------
 Net increase in net assets resulting
 from operations                                           3,998,318             8,402,097

-------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                  (2,404,957)           (5,240,579)
 Class B                                                  (1,044,894)           (2,136,831)
 Class C                                                    (272,812)             (681,306)
 Class N                                                    (202,087)             (139,943)
-------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                     (32,551)              (46,805)
 Class B                                                     (28,468)              (33,340)
 Class C                                                      (8,440)               (9,923)
 Class N                                                      (3,523)               (2,414)

-------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  25,949,775            43,941,742
 Class B                                                (101,017,788)          178,524,051
 Class C                                                 (16,470,114)           38,029,783
 Class N                                                   9,589,171            38,485,352

-------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                               (81,948,370)          299,091,884
-------------------------------------------------------------------------------------------
 Beginning of period                                   1,023,541,482           724,449,598
                                                      -------------------------------------
 End of period                                        $  941,593,112        $1,023,541,482
                                                      =====================================

 See accompanying Notes to Financial Statements.

OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

 Class A       Year Ended July 31,                        2003             2002          2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                     .01              .01           .05          .05          .04
 Net realized gain                                          -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total from investment operations                          .01              .01           .05          .05          .04
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.01)            (.01)         (.05)        (.05)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                            (.01)            (.01)         (.05)        (.05)        (.04)
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                      ===================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.54%            1.31%         4.84%        5.10%        4.30%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $465,843         $439,893      $395,898     $317,198     $264,632
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $451,634         $405,285      $351,490     $312,440     $245,622
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.53%            1.30%         4.67%       5.00%         4.22%
 Expenses, gross                                          1.16%            1.17%         1.15%       1.06%         1.10%
 Expenses, net                                            1.00% 4,5,6      1.16% 4,5     1.15% 4     1.06% 4       1.10% 4

 1. Less than $0.005 per share.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.
 5. Net of voluntary waiver of transfer agent fees.
 6. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 Class B       Year Ended July 31,                        2003             2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 1            .01           .04          .04          .04
 Net realized gain                                          -- 1            -- 1           --           --           --
                                                       -----------------------------------------------------------------
 Total from investment operations                           --              .01           .04          .04          .04
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 1           (.01)         (.04)        (.04)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
------------------------------------------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                              --             (.01)         (.04)        (.04)        (.04)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                       =================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.27%            0.76%         4.25%        4.52%        3.72%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $316,750         $417,768      $239,201     $172,345     $204,081
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $385,078         $288,676      $208,775     $225,824     $170,068
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.27%            0.75%         4.07%        4.40%        3.67%
 Expenses, gross                                          1.37%            1.71%         1.70%        1.61%        1.65%
 Expenses, net                                            1.27% 4,5,6      1.70% 4,5     1.70% 4      1.61% 4      1.65% 4

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER CASH RESERVES

 Class C       Year Ended July 31,                        2003             2002          2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 1            .01           .04          .04          .04
 Net realized gain                                          -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total from investment operations                           --              .01           .04          .04          .04
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 1           (.01)         (.04)        (.04)        (.04)
 Distributions from net realized gain                       -- 1             -- 1          --           --           --
                                                      -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            --             (.01)         (.04)        (.04)        (.04)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00        $1.00        $1.00
                                                      ===================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                           0.25%            0.76%         4.26%        4.52%        3.73%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $106,650         $123,120       $85,076      $49,382      $49,607
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $113,569         $ 85,893       $68,741      $59,556      $37,244
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.24%            0.80%         4.07%        4.44%        3.67%
 Expenses, gross                                          1.41%            1.71%         1.70%        1.61%        1.65%
 Expenses, net                                            1.28% 4,5,6      1.70% 4,5     1.70% 4      1.61% 4      1.65% 4

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 Class N       Year Ended July 31,                        2003             2002        2001 1
-------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00            $1.00         $1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      -- 2            .01           .01
 Net realized gain                                          -- 2             -- 2          --
                                                      -----------------------------------------
 Total from investment operations                           --              .01           .01
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       -- 2           (.01)         (.01)
 Distributions from net realized gain                       -- 2             -- 2          --
                                                      -----------------------------------------
 Total dividends and/or distributions to shareholders      --              (.01)         (.01)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00            $1.00         $1.00
                                                      =========================================

-----------------------------------------------------------------------------------------------
 Total Return 3                                           0.43%            1.08%         1.49%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $52,350          $42,761        $4,275
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $49,145          $21,014        $  737
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                    0.41%            0.68%         3.03%
 Expenses, gross                                          1.24%            1.47%         1.19%
 Expenses, net                                            1.11% 5,6,7      1.46% 5,6     1.19% 5

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is
 OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges.
 Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
 Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

            Undistributed Net           Undistributed         Accumulated Loss
            Investment Income          Long-Term Gain             Carryforward
------------------------------------------------------------------------------
            $190,621                              $--                      $--

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends

17  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July
 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 To (From)           From                           Net
                 Ordinary         Capital     Tax Return     Investment
                 Income (Loss)     Gain 1     of Capital           Loss
-----------------------------------------------------------------------
                 $--                 $586            $--            $--

 1. $586, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:
                                           Year Ended        Year Ended
                                        July 31, 2003     July 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income           $3,924,750       $ 8,198,659
                 Long-term capital gain        72,982            92,482
                                           ----------------------------
                 Total                     $3,997,732       $ 8,291,141
                                           ============================

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

18  |  OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       Year Ended July 31, 2003                Year Ended July 31, 2002
                                     Shares              Amount              Shares              Amount
--------------------------------------------------------------------------------------------------------

 Class A
 Sold                           645,438,961       $ 645,438,961         725,626,956       $ 725,626,956
 Dividends and/or
 distributions reinvested         2,267,138           2,267,138           5,044,104           5,044,104
 Redeemed                      (621,756,324)       (621,756,324)       (686,729,318)       (686,729,318)
                               -------------------------------------------------------------------------
 Net increase                    25,949,775       $  25,949,775          43,941,742       $  43,941,742
                               =========================================================================

--------------------------------------------------------------------------------------------------------
 Class B
 Sold                           387,633,392       $ 387,633,392         600,768,660       $ 600,768,660
 Dividends and/or
 distributions reinvested           989,218             989,218           1,988,404           1,988,404
 Redeemed                      (489,640,398)       (489,640,398)       (424,233,013)       (424,233,013)
                               -------------------------------------------------------------------------
 Net increase (decrease)       (101,017,788)      $(101,017,788)        178,524,051       $ 178,524,051
                               =========================================================================

--------------------------------------------------------------------------------------------------------
 Class C
 Sold                           236,359,515       $ 236,359,515         242,337,624       $ 242,337,624
 Dividends and/or
 distributions reinvested           256,705             256,705             568,139             568,139
 Redeemed                      (253,086,334)       (253,086,334)       (204,875,980)       (204,875,980)
                               -------------------------------------------------------------------------
 Net increase (decrease)        (16,470,114)      $ (16,470,114)         38,029,783       $  38,029,783
                               =========================================================================

--------------------------------------------------------------------------------------------------------
 Class N
 Sold                           156,184,467       $ 156,184,467          84,380,207      $   84,380,207
 Dividends and/or
 distributions reinvested           204,581             204,581             135,286             135,286
 Redeemed                      (146,799,877)       (146,799,877)        (46,030,141)        (46,030,141)
                               -------------------------------------------------------------------------
 Net increase                     9,589,171        $  9,589,171          38,485,352       $  38,485,352
                               =========================================================================

--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.50% of the first $250 million of average annual net assets,
 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. Effective
 December 6, 2002, the Manager has agreed to limit the Fund's management fee to
 0.40% of the Fund's average net assets for each class of shares. This expense limitation can be amended or terminated at any time without advance notice. As a result of this limitation the Fund was reimbursed $404,272 for the year ended
 July 31, 2003.

19  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
-------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $2,928,931 to OFS for services to the Fund.
    Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35%
 of average net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount (but not less than zero) necessary to allow each class of the
 Fund to maintain a 7-day yield of at least approximately 0.10%. As a result of this agreement the Fund was reimbursed $53,108 for the year ended July 31,
 2003. Each of the above-mentioned voluntary undertakings may be further amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Concessions              Concessions           Concessions           Concessions
                            on Class A               on Class B            on Class C            on Class N
                                Shares                   Shares                Shares                Shares
                           Advanced by              Advanced by           Advanced by           Advanced by
 Year Ended              Distributor 1            Distributor 1         Distributor 1         Distributor 1
-----------------------------------------------------------------------------------------------------------

 July 31, 2003                     $--                 $363,611              $208,888              $887,944

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                  Class B               Class C               Class N
                            Contingent               Contingent            Contingent            Contingent
                              Deferred                 Deferred              Deferred              Deferred
                         Sales Charges            Sales Charges         Sales Charges         Sales Charges
                           Retained by              Retained by           Retained by           Retained by
 Year Ended                Distributor              Distributor           Distributor           Distributor
-----------------------------------------------------------------------------------------------------------

 July 31, 2003                 $41,397                 $845,548              $111,680            $1,224,487

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2003, expense under the
 Class A Plan totaled $887,674, all of which were paid by the Distributor to recipients, which included $89 retained by the Distributor and $148,511 which was paid to an affiliate of the Manager. Any unreimbursed expenses the
 Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

20  |  OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual service fee of 0.25% per year and an annual asset-based sales charge of 0.25% per year on Class N shares. Effective January
 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The distributor is entitled to receive a service fee of 0.25% per year under each plan, but the
 Board of Trustees has not authorized the Fund to pay the service fees on Class
 B and Class C shares at this time.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                        Distributor's
                                                                Distributor's               Aggregate
                                                                    Aggregate            Unreimbursed
                                                                 Unreimbursed           Expenses as %
                   Total Payments          Amount Retained           Expenses           of Net Assets
                       Under Plan           by Distributor         Under Plan                of Class
-----------------------------------------------------------------------------------------------------

 Class B Plan          $2,353,379               $2,353,379                $--                      --%
 Class C Plan             685,210                  607,900                 --                      --
 Class N Plan             245,560                  221,182          2,421,058                    4.62

--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2003 was $62,724,370, which represents 6.66% of the Fund's net assets.

                                                        A-4
                                                    Appendix A

                                         Description of Securities Ratings

Below is a description of the two highest rating  categories for Short Term Debt
and  Long   Term   Debt  by  the   "Nationally-Recognized   Statistical   Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following  rating  designations  for commercial paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine months), are  judged by  Moody's  to be  investment  grade,  and  indicate  the  relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries;  (b)  high  rates of  return  on funds  employed;  (c)  conservative capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash  generation;  and (e)  well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

Moody's  ratings for state and municipal  short-term  obligations are designated
"Moody's Investment Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

Standard & Poor's Ratings  Services,  a division of The  McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong  capacity to pay principal and  interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating addresses the  likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,
Standard  and Poor's note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such  issues.  Aa:  Judged to be of high  quality by all  standards.
Together  with the  "Aaa"  group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

Moody's  applies  numerical  modifiers  "1",  "2"  and  "3" in its  "Aa"  rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds  maturing  beyond  three years) are rated as follows:

AAA:  Bonds rated "AAA" have the highest  rating  assigned by Standard & Poor's.
The  obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree. A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

Because  bonds  rated in the "AAA"  and "AA"  categories  are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                 Industrial Conglomerates
Air Freight & Couriers                              Insurance
Airlines                                            Internet & Catalog Retail
Asset Backed Securities                             Internet Software & Services
Auto Components                                     IT Services
Automobiles                                         Leasing & Factoring
Beverages                                           Leisure Equipment & Products
Biotechnology                                       Machinery
Broker-Dealer                                       Marine
Building Products                                   Media
Capital Markets                                     Metals & Mining
Chemicals                                           Multiline Retail
Commercial Banks                                    Multi-Utilities
Commercial Finance                                  Municipal
Commercial Services & Supplies                      Office Electronics
Communications Equipment                            Oil & Gas
Computers & Peripherals                             Paper & Forest Products
Construction & Engineering                          Personal Products
Construction Materials                              Pharmaceuticals
Consulting & Services                               Real Estate
Consumer Finance                                    Repurchase Agreements
Containers & Packaging                              Road & Rail
Distributors                                        Semiconductor and Semiconductor Equipment
Diversified Financial Services                      Software
Diversified Telecommunication Services              Special Purpose Financial
Electric Utilities                                  Specialty Retail
Electrical Equipment                                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments                  Thrifts & Mortgage Finance
Energy Equipment & Services                         Tobacco
Food & Staples Retailing                            Trading Companies & Distributors
Food Products                                       Transportation Infrastructure
Foreign Government                                  U.S. Government Agencies-Full Faith and Credit Agencies
Gas Utilities                                       U.S. Government Agencies-Government Sponsored Enterprises
Health Care Equipment & Supplies                    U.S. Government Instrumentalities
Health Care Providers & Services                    U.S. Government Obligations
Hotels Restaurants & Leisure                        Water Utilities
Household Durables                                  Wireless Telecommunication Services
Household Products

                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares1 of the  Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the  economies of sales  efforts  realized by  OppenheimerFunds  Distributor,
Inc.,  (referred  to in this  document as the  "Distributor"),  or by dealers or other  financial  institutions  that offer  those  shares to certain  classes of investors.

Not all waivers apply to all funds. For example,  waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not  available  for  purchase  by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,

2) non-qualified deferred compensation plans,

3) employee benefit plans3

4) Group Retirement Plans4

5) 403(b)(7) custodial plan accounts

6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs, Roth
IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I.       Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under  "Class A  Contingent  Deferred  Sales  Charge."5  This waiver provision applies to:

|_| Purchases of Class A shares aggregating $1 million or more.

|_|  Purchases  of Class A shares by a  Retirement  Plan that was  permitted  to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

2) by a direct  rollover of a distribution  from a qualified  Retirement Plan if
the  administrator  of  that  Plan  has  made  special   arrangements  with  the
Distributor for those purchases.

|_|  Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,  Inc.
("Merrill  Lynch") on a daily  valuation  basis for the Retirement  Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill
Lynch,  the Plan must have $3  million  or more of its  assets  invested  in (a)
mutual funds,  other than those  advised or managed by Merrill Lynch  Investment
Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement
between   Merrill  Lynch  and  the  mutual  fund's   principal   underwriter  or
distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

2) The record keeping for the Retirement  Plan is performed on a daily valuation basis by a record  keeper  whose  services  are  provided  under a  contract  or arrangement  between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets  (excluding  assets invested in money market funds) invested in Applicable Investments.

3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill  Lynch and on the date the plan sponsor signs that  agreement,  the
Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). II.

Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

|_| The Manager or its affiliates.

|_| Present or former  officers,  directors,  trustees and employees  (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|  Registered  management  investment  companies,   or  separate  accounts  of
insurance  companies having an agreement with the Manager or the Distributor for that purpose.

|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares  for  their  own  accounts  or for  retirement  plans for their employees.

|_| Employees and registered  representatives  (and their spouses) of dealers or brokers  described above or financial  institutions that have entered into sales arrangements  with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser  must certify to the
Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

|_| Dealers,  brokers, banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

|_|  Investment  advisors  and  financial  planners  who  have  entered  into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their  clients.

|_| "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special  arrangements  with the Distributor for those purchases.

|_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts  may  also  purchase  shares  without  sales  charge  but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial  intermediary with which the  Distributor  has made such special  arrangements . Each of these investors  may be charged a fee by the broker,  agent or financial  intermediary for purchasing shares.

|_| Directors,  trustees,  officers or full-time  employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

|_| Accounts for which Oppenheimer  Capital (or its successor) is the investment advisor (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner of  such  accounts.

|_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the  Distributor  to sell shares to defined  contribution employee  retirement  plans for which the dealer,  broker or investment  adviser provides administration services.

|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_| A TRAC-2000  401(k) plan  (sponsored by the former Quest for Value Advisors)
whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination of the Class B and Class
C TRAC-2000  program on November 24, 1995.

|_| A qualified  Retirement Plan that had agreed with the former Quest for Value
Advisors  to purchase  shares of any of the Former  Quest for Value Funds at net asset  value,  with such shares to be held  through  DCXchange,  a  sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.  Waivers  of  Initial  and  Contingent  Deferred  Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to  sales  charges  (and no  concessions  are  paid by the  Distributor  on such purchases):

|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
acquisitions and exchange offers, to which the Fund is a party.

|_| Shares  purchased by the  reinvestment  of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash
Reserves) or unit investment  trusts for which  reinvestment  arrangements  have been made with the Distributor.

|_| Shares  purchased  through a  broker-dealer  that has entered into a special agreement with the  Distributor to allow the broker's  customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund  (other  than a fund  managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares  purchased by exchange of shares of  Oppenheimer  Money Market Fund,  Inc. that were purchased and paid for in this  manner.  This waiver must be requested  when the purchase  order is placed for shares of the Fund,  and the  Distributor  may  require  evidence  of qualification  for this  waiver.

|_| Shares  purchased  with the  proceeds  of  maturing  principal  units of any
Qualified  Unit  Investment  Liquid Trust  Series.

|_| Shares  purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers  of the  Class  A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

|_| To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.

|_|  Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

|_| For distributions  from Retirement  Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

1) Following the death or disability  (as defined in the Internal  Revenue Code)
of the participant or beneficiary.  The death or disability must occur after the participant's account was established.

              2)  To return excess contributions.

              3)  To return contributions made due to a mistake of fact.

4) Hardship withdrawals, as defined in the plan.6

5) Under a  Qualified  Domestic  Relations  Order,  as defined  in the  Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

6) To meet the minimum distribution requirements of the Internal Revenue Code.

7) To make "substantially equal periodic payments" as described in Section 72(t)
of the Internal Revenue Code.

8) For loans to participants or beneficiaries.

9) Separation from service.7

10) Participant-directed  redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a  subsidiary  of the Manager) if the plan has made special  arrangements  with the  Distributor.

11) Plan termination or "in-service  distributions," if the redemption  proceeds
are  rolled  over  directly  to  an  OppenheimerFunds-sponsored   IRA.

|_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor  allowing this waiver.

|_| For  distributions  from  retirement  plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

|_| For distributions  from retirement plans which are part of a retirement plan
product  or  platform  offered  by  certain  banks,  broker-dealers,   financial
advisors,  insurance  companies  or record  keepers  which have  entered  into a special  agreement with the  Distributor.  III.  Waivers of Class B, Class C and
Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

|_| Shares redeemed  involuntarily,  as described in "Shareholder  Account Rules and Policies," in the applicable Prospectus.

|_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder.  The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_| The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.  The contingent deferred  sales  charges will only be waived in the limited case of the death of the trustee of a grantor  trust or revocable  living trust for which the trustee is also the sole  beneficiary.  The death or disability must have occurred after the account was  established,  and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|  Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

|_|  Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

|_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

|_|  Redemptions  requested in writing by a  Retirement  Plan sponsor of Class C shares of an Oppenheimer  fund in amounts of $500,000 or more and made more than
12 months after the Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are  invested in Class N shares of one or more  Oppenheimer funds.

|_| Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:

1) Following the death or disability  (as defined in the Internal  Revenue Code)
of the participant or beneficiary.  The death or disability must occur after the participant's account was established in an Oppenheimer fund.

2) To return excess contributions made to a participant's account.

3) To return contributions made due to a mistake of fact.

4) To make hardship withdrawals, as defined in the plan.9

5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or  separation  agreement  described in Section
71(b) of the Internal Revenue Code.

6) To meet the minimum distribution requirements of the Internal Revenue Code.

7) To make "substantially equal periodic payments" as described in Section 72(t)
of the Internal Revenue Code.

8) For loans to participants or beneficiaries.10

9) On account of the participant's separation from service.11

10) Participant-directed  redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

11)  Distributions  made  on  account  of a  plan  termination  or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

12) For distributions from a participant's account under an Automatic Withdrawal
Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

13)  Redemptions  of Class B shares  under an Automatic  Withdrawal  Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special arrangement with the Distributor allowing this waiver.

|_|  Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

|_|      Shares sold to the Manager or its affiliates.

|_| Shares  sold to  registered  management  investment  companies  or  separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

|_| Shares issued in plans of reorganization to which the Fund is a party.

|_| Shares sold to present or former officers,  directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

IV.

Special Sales Charge  Arrangements for Shareholders of Certain Oppenheimer Funds
Who Were Shareholders of Former Quest for Value Funds

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund         Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund                  Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund               Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                           Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------

Number  of  Eligible  Employees  Initial  Sales  Charge as a  Initial  Sales  Charge as a % of  Concession  as  % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price

-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------

9 or Fewer                       2.50%                        2.56%                             2.00%

-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------

At least  10 but not more  than  2.00%                        2.04%                             1.60%
49

-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

|X| Waiver of Class A Sales  Charges  for Certain  Shareholders.  Class A shares purchased by the  following  investors are not subject to any Class A initial or contingent deferred sales charges:

o Shareholders who were  shareholders of the AMA Family of Funds on February 28,
1991 and who  acquired  shares of any of the  Former  Quest  for Value  Funds by merger of a portfolio of the AMA Family of Funds.

o Shareholders  who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain  Transactions.
The Class A contingent  deferred  sales charge will not apply to  redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for  Redemptions of Shares  Purchased Prior to March 6, 1995. In the
following  cases,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

|X| Waivers for  Redemptions  of Shares  Purchased on or After March 6, 1995 but
Prior to November 24, 1995.  In the following  cases,  the  contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

o  redemptions  following  the death or  disability  of the  shareholder(s)  (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);

o withdrawals under an automatic  withdrawal plan (but only for Class B or Class
C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o  liquidation  of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

V. Special Sales Charge  Arrangements  for  Shareholders of Certain  Oppenheimer
Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

--------------------------------------------------------------------------------------------------------------

The initial and  contingent  deferred  sale charge rates and waivers for Class A and Class B shares described in the respective  Prospectus (or this Appendix) of the  following  Oppenheimer  funds  (each is  referred  to as a  "Fund"  in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are  modified  as  described  below  for  those  Fund   shareholders   who  were
shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other  Former  Connecticut  Mutual  Funds are  entitled  to continue to make additional  purchases  of Class A shares  at net asset  value  without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

Those shareholders who are eligible for the prior Class A CDSC are:

1)  persons  whose  purchases  of Class A  shares  of a Fund  and  other  Former
Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Fund's  policies  on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18,  1996,  with the  former  general  distributor  of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales  Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

1) any purchaser,  provided the total initial amount invested in the Fund or any one or more of the Former  Connecticut  Mutual Funds  totaled  $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

2) any participant in a qualified  plan,  provided that the total initial amount invested  by the plan in the Fund or any one or more of the  Former  Connecticut
Mutual Funds totaled $500,000 or more;

3)  Directors  of the Fund or any one or more of the Former  Connecticut  Mutual
Funds and members of their immediate families;

4) employee benefit plans sponsored by Connecticut  Mutual  Financial  Services,
L.L.C.  ("CMFS"),  the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;

5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group)  engaged in a common  business,  profession,  civic or charitable  endeavor or other  activity,  and the  spouses  and minor  dependent children of such persons,  pursuant to a marketing program between CMFS and such group; and

6)  an  institution  acting  as a  fiduciary  on  behalf  of  an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers  set forth in the  Prospectus  and in this  Appendix, above,  the contingent  deferred sales charge will be waived for  redemptions of
Class A and Class B shares of a Fund and  exchanges of Class A or Class B shares of a Fund into  Class A or Class B shares of a Former  Connecticut  Mutual  Fund provided  that  the  Class A or Class B shares  of the  Fund to be  redeemed  or exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were  acquired by exchange from an  Oppenheimer  fund that was a Former  Connecticut  Mutual Fund.
Additionally,  the shares of such Former  Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

1) by the estate of a deceased shareholder;

2) upon the disability of a shareholder,  as defined in Section  72(m)(7) of the
Internal Revenue Code;

3) for retirement distributions (or loans) to participants or beneficiaries from retirement  plans  qualified  under Sections  401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county, or city, or any instrumentality,  department,  authority, or agency thereof,  that is prohibited by  applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue  of  a  merger, acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares  in  certain  retirement  plan  accounts  pursuant  to an  Automatic
     Withdrawal  Plan but  limited  to no more  than 12% of the  original  value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
     Funds, Inc.

     Shareholders  of  Oppenheimer   Municipal  Bond  Fund,   Oppenheimer   U.S.
     Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital
     Income Fund who acquired (and still hold) shares of those funds as a result of the  reorganization  of series of Advance America Funds, Inc. into those
     Oppenheimer  funds on  October  18,  1991,  and who held  shares of Advance
     America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
     Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset  value  without  any initial sales charge to the classes of investors  listed below who,  prior to March
     11,  1996,  owned  shares  of the  Fund's  then-existing  Class A and  were permitted to purchase those shares at net asset value without sales charge:

|_|      the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional
     Information)  of the Fund, the Manager and its  affiliates,  and retirement plans  established by them or the prior investment  advisor of the Fund for their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they  purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the  preceding  section or financial  institutions that have entered  into sales  arrangements  with those  dealers or brokers
     (and  whose  identity  is  made  known  to the  Distributor)  or  with  the
     Distributor,  but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically  providing  for  the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and

     o dealers,  brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

     -------- 1. In accordance  with Rule 12b-1 of the  Investment  Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not  "interested  persons" of the Fund and who do not have any direct or indirect  financial interest in the operation of the distribution plan or any agreement under the plan.

     1 Certain  waivers also apply to Class M shares of Oppenheimer  Convertible
     Securities Fund.

     2  In  the   case   of   Oppenheimer   Senior   Floating   Rate   Fund,   a
     continuously-offered  closed-end  fund,  references to contingent  deferred sales charges mean the Fund's Early  Withdrawal  Charges and  references to
     "redemptions" mean "repurchases" of shares.

     3 An "employee benefit plan" means any plan or arrangement,  whether or not it is  "qualified"  under the Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary  or other  administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings  accounts,  payroll  deduction plans or similar plans.  The fund  accounts  must  be  registered  in  the  name  of  the  fiduciary  or administrator  purchasing the shares for the benefit of participants in the plan.

     4 The term "Group  Retirement  Plan" means any  qualified or  non-qualified retirement  plan for  employees of a  corporation  or sole  proprietorship, members and employees of a partnership or  association  or other  organized group of persons (the members of which may include  other  groups),  if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for public school  employees.  The term "Group  Retirement
     Plan" also includes qualified  retirement plans and non-qualified  deferred compensation  plans and IRAs that purchase shares of an Oppenheimer fund or funds  through  a single  investment  dealer,  broker  or  other  financial institution that has made special arrangements with the Distributor.

     5  However,  that  concession  will not be paid on  purchases  of shares in amounts of $1 million or more  (including any right of  accumulation)  by a
     Retirement Plan that pays for the purchase with the redemption  proceeds of
     Class C shares of one or more  Oppenheimer  funds held by the Plan for more than one year.

     6 This provision does not apply to IRAs.

     7 This  provision  does  not  apply  to  403(b)(7)  custodial  plans if the participant  is less than age 55, nor to IRAs.

     8 The  distribution  must be  requested  prior to Plan  termination  or the elimination  of the  Oppenheimer  funds as an  investment  option under the
     Plan.

     9 This  provision  does not apply to IRAs.

     10 This provision does not apply to loans from  403(b)(7)  custodial  plans and loans from the OppenheimerFunds-sponsored  Single K retirement plan.

     11 This  provision  does not  apply  to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Cash Reserves

Internet Website:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, NY 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, NY 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         Citibank, N.A.
         399 Park Avenue
         New York, New York 10043

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202-3942

Counsel to the Fund
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019-5820

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PX0760.001.0903